AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 1, 2005

                                                              FILE NOS. 33-49552
                                                                        811-6740
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 30

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 36

                          CITIFUNDS INSTITUTIONAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 Broad Street, New York, New York 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                                Robert I. Frenkel
                            300 First Stamford Place
                                    4th Floor
                           Stamford, Connecticut 06902

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                                 Roger P. Joseph
                    Bingham McCutchen LLP, 150 Federal Street
                           Boston, Massachusetts 02110

                               -------------------

It is proposed that this filing will become effective on December 31, 2005 pursuant to paragraph (a) of Rule 485.

Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Liquid Reserves Portfolio and Institutional Reserves Portfolio, on behalf of its series, on behalf of its series, Prime Cash Reserves Portfolio and Institutional Enhanced Portfolio, have also executed this Registration Statement.

PROSPECTUS

CITI(SM) INSTITUTIONAL LIQUID RESERVES
 CITI(SM) INSTITUTIONAL CASH RESERVES


      CLASS O SHARES


CITISM INSTITUTIONAL U.S. TREASURY RESERVES
CITISM INSTITUTIONAL TAX FREE RESERVES


DECEMBER 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[CitiFunds Institutional Series Logo]

INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS


FUNDS AT A GLANCE                                                              3
     Citi Institutional Liquid Reserves                                        4
     Citi Institutional Cash Reserves - Class O Shares                        11
     Citi Institutional U.S. Treasury Reserves                                12
     Citi Institutional Tax Free Reserves                                     15


YOUR ACCOUNT                                                                  19
     How To Buy Shares                                                        19
     How The Price Of Your Shares Is Calculated                               19
     How To Sell Shares                                                       19
     Exchanges                                                                20
     Frequent Purchases and Redemptions of Fund Shares                        20
     United Kingdom Investors                                                 21
     Dividends                                                                21
     Tax Matters                                                              21


MANAGEMENT OF THE FUNDS                                                       23
     Manager                                                                  23
     Management Fees                                                          23
     Distribution Arrangements                                                23
     Recent Developments                                                      24


MORE ABOUT THE FUNDS                                                          26
     Principal Investment Strategies, Related Risks and
     Disclosure of Portfolio Holdings                                         26


FINANCIAL HIGHLIGHTS                                                          31

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

CITI INSTITUTIONAL LIQUID RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL LIQUID RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 25.


FUND GOAL

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

o    obligations of U.S. and non-U.S. banks;

o    commercial paper and asset-backed securities;

o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund has authorized three classes of shares. Only Class A shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES

ANNUAL TOTAL RETURNS -- CLASS A


 95      96       97       98       99       00      01      02      03      04
6.12%   5.51%    5.67%    5.58%    5.22%    6.44%   4.30%   1.85%   1.10%    x%

As of September 30, 2005, the Class A shares had a year-to-date return of __%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                                     Quarter Ending

Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2004

                                         1 Year           5 Years      10 Years
Class A
Citi Institutional
Liquid Reserves                          __%              __%          __%
iMoneyNet
1st Tier Institutional
Taxable Money
Market Funds
Average                                  __%              __%          __%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

CITI INSTITUTIONAL LIQUID RESERVES

FEE TABLE


SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT

-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                None
Maximum Deferred Sales Charge (Load)                                                            None

ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

------------------------------------------------------------------------------------------------------------
Management Fees(2)                                                                                 0.25%
Distribution (12b-1) Fees (includes service fees)                                                  0.10%
Other Expenses                                                                                       __%
------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                                     __%
------------------------------------------------------------------------------------------------------------

*Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be: __% These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio (formerly Institutional Reserves Portfolio).


(2) As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

     Average Daily Net Assets               Management Fee Rate
     First $1 billion                       0.250%
     Next $1 billion                        0.225%
     Next $3 billion                        0.200%
     Next $5 billion                        0.175%
     Over $10 billion                       0.150%


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

o    you invest $10,000 in the Fund for the time periods indicated;

o    you reinvest all dividends;

o    you then sell all of your shares at the end of those periods;

o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL LIQUID
RESERVES                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                 $___        $___         $___        $___
--------------------------------------------------------------------------------

CITI INSTITUTIONAL CASH RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL CASH RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 25.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

o    obligations of U.S. and non-U.S. banks;

o    commercial paper and asset backed securities;

o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class O shares for the calendar years indicated. The table compares the average annual returns for Class O shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class O shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

ANNUAL TOTAL RETURNS -- CLASS O


               03          04

             1.08%        ____%

As of September 30, 2005, the Class O shares had a year-to-date return of __%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class O                                Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

                                                        Since
                              1 Year                    Inception
Class O
Citi Institutional

Cash Reserves                 __%                       __%*
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average                       __%                       **


*Class O commenced operations on September 10, 2002.

**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI INSTITUTIONAL CASH RESERVES

FEE TABLE

SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None

ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


--------------------------------------------------------------------------------
                                                                       CLASS O
Management Fees                                                        0.20%
Distribution (12b-1) Fees (includes service fees)                      0.60%
Other Expenses                                                         __%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                       __%
--------------------------------------------------------------------------------
*Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:

                                                                       --%


These fee waivers and reimbursements may be reduced or terminated at any time.

(1)The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio. The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

o        you invest $10,000 in the Fund for the time periods indicated;
o        you reinvest all dividends;
o        you then sell all of your shares at the end of those periods;

o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance;

o and the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL CASH RESERVES   1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class O Shares                     $__       $__         $__        $__
--------------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL U.S. TREASURY RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 25.


FUND GOAL

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Citi Institutional U.S. Treasury Reserves under normal circumstances invests all of its assets in:

     o    U.S. Treasury bills, notes and bonds;

     o    Treasury receipts; and

     o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. As of January 1, 2003, all of the Fund's outstanding shares were designated Class A shares.



Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

ANNUAL TOTAL RETURNS - CLASS A


 95       96      97       98       99      00      01      02      03     04
5.56%    5.06%   5.11%    4.97%    4.52%   5.86%   3.86%   1.52%   0.83%   __%

As of September 30, 2005, the Class A shares had a year-to-date return of __%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                                 Quarter Ending


Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2004


                                   1 Year            5 Years            10 Years
Class A
Citi Institutional
U.S. Treasury
Reserves                           __%               __%                __%

iMoneyNet Institutional
100% U.S.
Treasury Rated
Money Market
Funds Average                      __%               __%                __%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

FEE TABLE


SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT

----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                None
Maximum Deferred Sales Charge (Load)                                            None

ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

---------------------------------------------------------------------------------------------
Management Fees(2)                                                              0.25%
Distribution (12b-1) Fees (includes service fees)                               0.10
Other Expenses                                                                    __%
---------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                  __%
---------------------------------------------------------------------------------------------

*Because of voluntary waivers and/or reimbursements, actual
total operating expenses are expected to be:                                      __%


These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.


(2) As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

     Average Daily Net Assets               Management Fee Rate
     First $1 billion                       0.250%
     Next $1 billion                        0.225%
     Next $3 billion                        0.200%
     Next $5 billion                        0.175%
     Over $10 billion                       0.150%


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL U.S. TREASURY RESERVES   1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
CLASS A                                     $__      $___      $___     $___
--------------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL TAX FREE RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 25.


FUND GOAL

The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

o Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. Citi Institutional Tax Free Reserves is a non-diversified mutual fund and may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES

ANNUAL TOTAL RETURNS


 98       99       00      01       02       03       04
3.37%    3.12%    4.00%   2.74%    1.40%    0.89%     ---%

As of September 30, 2005, the Fund had a year-to-date return of __%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                           Quarter Ending


Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

                                                           Life of Fund
                                1 Year         5 Years     Since May 21,1997
Citi Institutional Tax
Free Reserves                   __%            __%         __%

iMoneyNet
Institutional
Tax Free Money
Funds Average                   __%            __%         *


*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI INSTITUTIONAL TAX FREE RESERVES

FEE TABLE


SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT

-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                None
Maximum Deferred Sales Charge (Load)                                            None

ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

----------------------------------------------------------------------------------------------------------
Management Fees(2)                                                                         0.25%
Distribution (12b-1) Fees (includes service fees)                                          0.10%
Other Expenses                                                                             __%
----------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                           __%
----------------------------------------------------------------------------------------------------------


*Because of voluntary waivers and/or reimbursements, actual
total operating expenses are expected to be:                                               __%

These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Tax Free Reserves Portfolio.


(2) As of October 1, 2005, the Management Fee was reduced from 0.30% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

     Average Daily Net Assets               Management Fee Rate
     First $1 billion                       0.250%
     Next $1 billion                        0.225%
     Next $3 billion                        0.200%
     Next $5 billion                        0.175%
     Over $10 billion                       0.150%



EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

you invest $10,000 in the Fund for the time periods indicated;
you reinvest all dividends;
you sell all of your shares at the end of those periods;
your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance;

and the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL TAX FREE RESERVES  1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
                                      $--      $--       $--      $--
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading.

Institutional Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time. Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time. Institutional U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time. Institutional Tax Free Reserves calculates its NAV at 12:00 noon Eastern time.

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

FOR INSTITUTIONAL CASH RESERVES AND INSTITUTIONAL LIQUID RESERVES ONLY: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., in the case of Institutional Cash Reserves, or 4:00 p.m., in the case of Institutional Liquid Reserves, on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.


FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days.


Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC.


The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES


Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

UNITED KINGDOM INVESTORS (INSTITUTIONAL CASH RESERVES ONLY)

Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the "FSA ") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

DIVIDENDS


Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


FEDERAL TAXATION OF DISTRIBUTIONS: For Institutional Cash Reserves, Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result, most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Fund dividends which Institutional Tax Free Reserves designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.


STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by a Fund. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds anticipate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUNDS


MANAGER

The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of each Fund's existing management agreement and shareholders of each Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

---------------------------

FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Funds' Manager received the following fees, after waivers:

                                            FEE, AS PERCENTAGE OF
                                            AVERAGE DAILY NET ASSETS,
                                            AFTER WAIVERS
--------------------------------------------------------------------------------
Institutional Liquid Reserves               __%
--------------------------------------------------------------------------------
Institutional Cash Reserves                 __%
--------------------------------------------------------------------------------
Institutional U.S. Treasury Reserves        __%
--------------------------------------------------------------------------------
Institutional Tax Free Reserves             __%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of each Fund's management agreement is available in the Funds' Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Funds have adopted a 12b-1 plan for Class O shares of Institutional Cash Reserves, for Institutional Tax Free Reserves and for Class A shares of Institutional U.S. Treasury Reserves and Institutional Liquid Reserves under rule 12b-1 of the Investment Company

Act of 1940. Each of the Funds other than Citi Institutional Tax Free Reserves and Citi Institutional U.S. Treasury Reserves currently offers other classes of shares with different expense levels that are not offered through this prospectus.

The 12b-1 plan allows the applicable Fund (other than Citi Institutional Cash Reserves) to pay a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class O shares allows the Fund to pay a monthly fee not to exceed 0.60% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Funds' Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

THE FUNDS DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.


Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.


Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

CITI INSTITUTIONAL LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Citi Institutional Liquid Reserves invests only in "first-tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI INSTITUTIONAL CASH RESERVES has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.


Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI INSTITUTIONAL U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Under normal market conditions, CITI INSTITUTIONAL TAX FREE RESERVES invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, Citi Institutional Tax Free Reserves may also invest in municipal obligations that are subject to federal alternative minimum tax. The Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. These investments would cause the amount of the Fund's income that is subject to tax to increase. Except for its 80% policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.

WHAT ARE MUNICIPAL OBLIGATIONS?

Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.

Citi Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Tax Free Reserves may concentrate in participation interests issued by banks and other financial institutions and/or backed by bank obligations. This means that the Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each Fund in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Institutional Liquid Reserves, Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, or Institutional Tax Free Reserves, respectively.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves' financial performance for the past five fiscal years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by _____________________, independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.


CITI INSTITUTIONAL LIQUID RESERVES -- CLASS A


                                                                                YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------------------------------------
                                              2005       2004               2003               2002               2001
                                          ------------------------------------------------------------------------------------
Net asset value, beginning of year                    $   1.00000      $     1.00000      $     1.00000      $     1.00000
Net investment income and net
realized gains                                            0.01028#           0.01299            0.02236            0.05459
Distributions from net investment
income                                                   (0.01028)#         (0.01299)          (0.02236)          (0.05459)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                          $   1.00000      $     1.00000      $     1.00000      $     1.00000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)               $17,848,527      $  22,656,382      $  27,834,511      $  18,777,220
RATIO TO AVERAGE NET ASSETS:
Expenses+                                                    0.16%              0.18%              0.20%              0.20%
Net investment income+                                       1.03%              1.32%              2.18%              5.10%
Total return                                                 1.03%              1.31%              2.26%              5.60%

NOTE: IF THE MANAGER OF THE FUND AND MANAGER OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIOD INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                       $   0.00765#     $    0.01074      $      0.02007      $     0.05169
RATIOS TO AVERAGE NET ASSETS:

Expenses+                                                    0.38%             0.38%               0.43%              0.63%
Net investment income+                                       0.81%             1.12%               1.95%              4.67%


+ Includes the Fund's share of Liquid Reserves Portfolio's (formerly Cash
  Reserves Portfolio) allocated expenses.

# Includes $0.00009 of short-term gains.

The financial highlights table is intended to help you understand Citi Institutional Cash Reserves' financial performance for the past two fiscal years and the period from September 10, 2002 (when Class O shares commenced operations) to August 31, 2003. Certain information reflects financial results for a single Class O share. The total returns in the table represent the rate that an investor would have earned on an investment in Class O shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by ________, independent registered public accounting firm, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.


CITI INSTITUTIONAL CASH RESERVES -- CLASS O


                                                                              YEAR ENDED AUGUST 31,          FOR THE PERIOD
                                                                            -------------------------     SEPTEMBER 10, 2002+
                                                                            2005             2004         TO AUGUST 31, 2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                                      $  1.00000     $            1.00000
Net investment income and net realized gains                                               0.01013                  0.01230
Distributions from net investment income and net realized gains                           (0.01013)                (0.01230)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                            $  1.00000     $            1.00000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)                                                 $2,895,844     $          1,238,065
RATIOS TO AVERAGE NET ASSETS:
Expenses++#                                                                                   0.15%                    0.15%*
Net investment income++                                                                       1.03%                    1.12%*
Total return                                                                                  1.02%                    1.22%**

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND THE MANAGER OF PRIME CASH
RESERVE PORTFOLIO (FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) HAD NOT
VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES, NET INVESTMENT INCOME PER
SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                                                         $  0.00524     $            0.00989
RATIOS TO AVERAGE NET ASSETS:

Expenses++                                                                                    0.85%                    0.93%*
Net investment income++                                                                       0.33%                    0.35%*


++ Includes the Fund's share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on September 10, 2002.

# The ratio of expenses to average net assets will not exceed 0.15% as a result of voluntary expenses limitation, which may be terminated at any time.

*    Annualized.

**   Not Annualized.

The financial highlights table is intended to help you understand Citi Institutional U.S. Treasury Reserves' financial performance for the past five fiscal years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by ______, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL U.S. TREASURY RESERVES -- CLASS A


                                                                           YEAR ENDED AUGUST 31,
                                                ------------------------------------------------------------------------
                                                  2005        2004               2003          2002            2001
                                                ------------------------------------------------------------------------
Net asset value, beginning of year                           $ 1.00000         $ 1.00000   $   1.00000   $      1.00000
Net investment income and net realized
gains                                                          0.00770           0.01048       0.01889          0.04977
Distributions from net investment income
and net realized gains                                        (0.00770)         (0.01048)     (0.01889)        (0.04977)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $ 1.00000         $ 1.00000   $   1.00000          1.00000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)                      $ 836,904         $ 772,688   $    830,670  $      616,129
RATIOS TO AVERAGE NET ASSETS:
Expenses+#                                                        0.25%             0.25%          0.25%           0.25%
Net investment income+                                            0.77%             1.05%          1.83%           5.01%
Total return                                                      0.77%             1.05%          1.91%           5.09%

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND THE MANAGER OF U.S. TREASURY
RESERVES PORTFOLIO HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES
FROM THE FUND, NET INVESTMENT INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS
FOLLOWS:

Net investment income per share                              $ 0.00577    $     $0.00831   $    0.01563  $      0.04251
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                         0.43%             0.43%           0.55%          0.80%
Net investment income+                                            0.59%             0.87%           1.53%          4.46%


+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

# The ratio of expenses to average net assets will not exceed 0.25% as a result of a voluntary expenses limitation, which may be terminated at any time.

The financial highlights table is intended to help you understand Citi Institutional Tax Free Reserves' financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by ______, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL TAX FREE RESERVES


                                                                        YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------
                                                 2005            2004           2003           2002              2001
                                             ----------------------------------------------------------------------------
Net asset value, beginning of year                              $1.00000       $1.00000       $1.00000          $1.00000
Net investment income and net realized
gains                                                            0.00824        0.01068        0.01607           0.03407
Distributions from net investment income
and net realized gains                                          (0.00824)      (0.01068)      (0.01607)         (0.03407)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00000$      $1.00000       $1.00000          $1.00000
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)                       $1,050,764       $975,948       $912,838          $232,767
RATIO TO AVERAGE NET ASSETS:
Expenses+#                                                          0.23%          0.25%          0.25%             0.25%
Net investment income+                                              0.82%          1.03%          1.50%             3.36%
Total return                                                        0.83%          1.07%          1.62%             3.46%

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND MANAGER OF TAX FREE RESERVES
PORTFOLIO HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES FROM THE
FUND, NET INVESTMENT INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                                $0.00578        $0.00852       $0.01389          $0.02760
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                          0.46%           0.47%          0.56%             0.94%
Net investment income+                                             0.59%           0.81%          1.19%             2.67%


+ Includes the Fund's share of the Tax Free Reserves Portfolio's allocated expenses.

# The ratio of expenses to average net assets will not exceed 0.25% as a result of a voluntary expenses limitation, which may be terminated at any time. Effective April 27, 2004, the ratio of expenses to average net assets was reduced to 0.20%.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at HTTP://WWW.SEC.GOV. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740


FD______

                                                                      PROSPECTUS

CITI(SM) INSTITUTIONAL LIQUID RESERVES

 CLASS A SHARES

DECEMBER 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[Graphic Appears Here]

INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUND AT A GLANCE                                                               3
            Fund Goal                                                          4
            Main Investment Strategies                                         4
            Main Risks                                                         4
FUND PERFORMANCE                                                               6
            Fund's Highest And Lowest Returns                                  6
            Average Annual Total Returns                                       6
FUND FEES AND EXPENSES                                                         7
            Shareholder Fees                                                   7
            Annual Fund Operating Expenses                                     7
            Example                                                            7
YOUR ACCOUNT                                                                   8
            How To Buy Shares                                                  8
            How The Price Of Your Shares Is Calculated                         8
            How To Sell Shares                                                 8
            Exchanges                                                          9
            Frequent Purchases and Redemptions of Fund Shares                  9
            Dividends                                                         10
            Tax Matters                                                       10
MANAGEMENT OF THE FUND                                                        11

            Manager                                                           11

            Management Fees                                                   11
            Distribution Arrangements                                         11
            Recent Developments                                               12
MORE ABOUT THE FUND                                                           13
            Principal Investment Strategies, Related Risks and

            Disclosure of Portfolio Holdings                                  13


FINANCIAL HIGHLIGHTS                                                          16

FUND AT A GLANCE

Citi Institutional Liquid Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL LIQUID RESERVES

This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns for the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.


The Fund has authorized three classes of shares. Only Class A shares are offered by this prospectus. You should note that the performance of classes will vary, depending on the expense level for that class.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES

ANNUAL TOTAL RETURNS -- CLASS A

[Graphic Appears Here]



--------------------------------------------------------------------------------
   95     96       97      98       99     00       01     02      03     04
--------------------------------------------------------------------------------
 6.12%   5.51%   5.67%    5.58%   5.22%   6.44%   4.30%   1.85%  1.10%   x.xx%
--------------------------------------------------------------------------------

As of September 30, 2005, the Class A shares had a year-to-date return of _____%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class A                           Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2004

                                  1 Year         5 Years        10 Years
Class A Shares                    _____%         _____%         _____%
iMoneyNet 1st Tier
Institutional Taxable
Money Market Funds
Average                           _____%         _____%         _____%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

FEE TABLE

SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None


 ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

--------------------------------------------------------------------------------
Management Fees(2)                                                         0.25%
Distribution (12b-1) Fees (includes service fees)                          0.10%
Other Expenses                                                             ____%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                           ____%
--------------------------------------------------------------------------------


*Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:


                                                                           ____%

These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

(2) As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

     Average Daily Net Assets                        Management Fee Rate
     First $1 billion                                       0.250%
     Next $1 billion                                        0.225%
     Next $3 billion                                        0.200%
     Next $5 billion                                        0.175%
     Over $10 billion                                       0.150%


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

           ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON
                     THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL LIQUID RESERVES    1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Class A Shares                        ____%     $____%    ____%    ____%
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class A shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a service agreement with the distributor concerning the Fund (called Service Agents). For more information, or to purchase Class A shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES


Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


FEDERAL TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.


STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUND


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

-----------------------------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of _______% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund offers other classes of shares with different expense levels. Only Class A shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A shares.


The Fund has adopted a 12b-1 plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Class A shares of Citi Institutional Liquid Reserves.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by ________________, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.

CITI INSTITUTIONAL LIQUID RESERVES

                                              --------------------------------------------------------------------------------------
CLASS A SHARES                                                              YEARS ENDED AUGUST 31,
                                              --------------------------------------------------------------------------------------
                                                 2005                2004              2003                2002              2001
                                              --------------------------------------------------------------------------------------
Net asset value, beginning of year                            $   1.00000       $   1.00000         $   1.00000       $   1.00000
Net investment income                                             0.01028#          0.01299             0.02236           0.05459
Distributions from net investment
income and net realized gains                                    (0.01028)#        (0.01299)           (0.02236)         (0.05459)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00000          $1.00000         $   1.00000       $   1.00000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                       $17,848,527       $22,656,382         $27,834,511       $18,777,220
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                            0.16%             0.18%               0.20%             0.20%
Net investment income+                                               1.03%             1.32%               2.18%             5.10%
Total return                                                         1.03%             1.31%               2.26%             5.60%

NOTE: IF THE MANAGER OF THE FUND AND MANAGER OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIODS INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                               $   0.00765#         $0.01074            $0.02007       $   0.05169
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                            0.38%             0.38%               0.43%             0.63%
Net investment income+                                               0.81%             1.12%               1.95%             4.67%


+ INCLUDES THE FUND'S SHARE OF LIQUID RESERVES PORTFOLIO'S (FORMERLY CASH RESERVES PORTFOLIO) ALLOCATED EXPENSES.

#    INCLUDES $0.00009 OF SHORT-TERM GAINS.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at HTTP:/WWW.SEC.GOV. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC

20549-6009.


SEC File Number: 811-6740                                                FD_____

                                 SVB Securities


                             LIQUID RESERVES SHARES

                                   a class of

                     Citi(SM) Institutional Liquid Reserves

                                   PROSPECTUS


                                December 31, 2005


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.


   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

Table of Contents


Fund at a Glance                                                               3
  FUND GOAL                                                                    3
  MAIN INVESTMENT STRATEGIES                                                   3
  MAIN RISKS                                                                   3

Fund Performance                                                               4
  FUND'S HIGHEST AND LOWEST RETURNS                                            5
  AVERAGE ANNUAL TOTAL RETURNS                                                 5

Fund Fees and Expenses                                                         6
  SHAREHOLDER FEES                                                             6
  ANNUAL FUND OPERATING EXPENSES                                               6
  EXAMPLE                                                                      6

Your Account                                                                   7
  HOW TO BUY SHARES                                                            7
  HOW THE PRICE OF YOUR SHARES IS CALCULATED                                   7
  HOW TO SELL SHARES                                                           7
  EXCHANGES                                                                    8
  FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES                            8
  DIVIDENDS                                                                    8
  TAX MATTERS                                                                  8

Management of the Fund                                                         9
  MANAGER                                                                      9
  MANAGEMENT FEES                                                              9
  DISTRIBUTION ARRANGEMENTS                                                    9
  RECENT DEVELOPMENTS                                                         10

More About the Fund                                                           11
  PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO
  HOLDINGS                                                                    11
Financial Highlights                                                          13


                    The Federal Deposit Insurance Corporation
                       does not insure these investments.

            These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

               These investments are subject to investment risks, including possible loss of principal and interest.

Fund at a Glance

SVB Securities Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.


This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 11.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's SVB Securities Liquid Reserves Shares for the calendar years indicated. The table compares the average annual returns for the Fund's SVB Securities Liquid Reserves Shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Liquid Reserves Shares are offered through this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
SVB SECURITIES LIQUID RESERVES SHARES

ANNUAL TOTAL RETURNS


ANNUAL TOTAL RETURNS

[Graphic Appears Here]

-------------------------------------------------
     2001         2002         2003       2004
-------------------------------------------------
    3.89%         1.44%       0.70%        xx%
-------------------------------------------------

As of September 30, 2005, SVB Securities Liquid Reserves Shares had a year-to-date return of ___%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART





SVB Securities Liquid Reserves Shares                                                Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

                                                                        1 Year                      Life of Class
SVB Securities Liquid Reserves Shares                                   ____%                       ____%*

iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average     ____%                          **
Information regarding performance for this period is not available

* SVB Securities Liquid Reserves Shares commenced operations on April 24, 2000. **Information regarding performance for this period is not available.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Liquid Reserves Shares.

SVB SECURITIES LIQUID RESERVES SHARES


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
FEES PAID DIRECTLY FROM YOUR INVESTMENT
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                    None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
--------------------------------------------------------------------------------
Management Fees ((2))                                                   0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees (includes service fees)                       0.45%
--------------------------------------------------------------------------------
Other Expenses                                                          ____%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                        ____%
--------------------------------------------------------------------------------


*Because of voluntary waivers and/or reimbursements, actual
total operating expenses are expected to be:                            ____%

These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

(2) As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

Average Daily Net Assets             Management Fee Rate
First $1 billion                     0.250%
Next $1 billion                      0.225%
Next $3 billion                      0.200%
Next $5 billion                      0.175%
Over $10 billion                     0.150%

--------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


--------------------------------------------------------------------------------
                                         1 Year    3 Years    5 Years  10 Years
--------------------------------------------------------------------------------
SVB SECURITIES LIQUID RESERVES SHARES     $___       $___      $___      $___
--------------------------------------------------------------------------------

Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES

There are currently no exchange privileges in effect with respect to SVB Securities Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


FEDERAL TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gains dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


Management of the Fund


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

---------------------------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ______% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund offers other classes of shares with different expense levels. Only SVB Securities Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a 12b-1 plan for SVB Securities Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay a monthly fee not to exceed 0.45% per year of the average daily net assets represented by SVB Securities Liquid Reserves Shares. This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


More About the Fund

The Fund's goals, principal investments, risks and disclosure of portfolio holdings are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

   MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Liquid Reserves Shares.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

THE FUND. SVB Securities Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single SVB Securities Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by _________________, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.


Citi Institutional Liquid Reserves
SVB Securities Liquid Reserves Shares


                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                                ----------------------------------------------------
                                                      2005           2004             2003              2002             2001
                                                   ------------ --------------    -------------    --------------   --------------
Net asset value, beginning of year                                $   1.00000      $   1.00000       $   1.00000     $    1.00000
Net investment income and net
realized gain                                                         0.00631#         0.00900           0.01837          0.05078
Distributions from net investment
income and net realized gain                                         (0.00631)#       (0.00900)         (0.01837)        (0.05078)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $   1.00000      $   1.00000       $   1.00000     $    1.00000
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000's omitted)                                                   $   212,610      $   285,817       $   490,620     $  1,417,159
RATIOS TO AVERAGE NET ASSETS:

                                                                         0.56%            0.58%             0.60%            0.59%
Net investment income++                                                  0.62%            0.94%             1.97%            4.71%
Total return                                                             0.63%            0.91%             1.86%            5.20%

NOTE: IF THE MANAGER OF THE FUND AND MANAGER OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIODS INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                                   $   0.00416#     $   0.00693       $   0.01568     $    0.04948
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                                               0.73%            0.73%             0.75%            1.02%
Net investment income++                                                  0.45%            0.79%             1.82%            4.28%


++ INCLUDES THE FUND'S SHARE OF LIQUID RESERVES PORTFOLIO'S (FORMERLY CASH RESERVES PORTFOLIO) ALLOCATED EXPENSES.

#    INCLUDES $0.00009 OF SHORT-TERM CAPITAL GAINS.

*    ANNUALIZED

**   NOT ANNUALIZED

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740                                              FD ______

                                 SVB Securities


                      INSTITUTIONAL LIQUID RESERVES SHARES



                                   A CLASS OF

                      Citi(SM) Institutional Liquid Reserves


                                   PROSPECTUS


                                DECEMBER 31, 2005








     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS,
          AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

Table of Contents


FUND AT A GLANCE                                                                                                                   3
            FUND GOAL                                                                                                              3
            MAIN INVESTMENT STRATEGIES                                                                                             3
            MAIN RISKS                                                                                                             3

FUND PERFORMANCE                                                                                                                   4
            FUND'S HIGHEST AND LOWEST RETURNS                                                                                      5
            AVERAGE ANNUAL TOTAL RETURNS                                                                                           5

FUND FEES AND EXPENSES                                                                                                             6
            SHAREHOLDER FEES                                                                                                       6
            ANNUAL FUND OPERATING EXPENSES                                                                                         6
            EXAMPLE                                                                                                                6

YOUR ACCOUNT                                                                                                                       7
            HOW TO BUY SHARES                                                                                                      7
            HOW THE PRICE OF YOUR SHARES IS CALCULATED                                                                             7
            HOW TO SELL SHARES                                                                                                     7
            EXCHANGES                                                                                                              8
            FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES                                                                      8
            DIVIDENDS                                                                                                              8
            TAX MATTERS                                                                                                            8

MANAGEMENT OF THE FUND                                                                                                             9
            MANAGER                                                                                                                9
            MANAGEMENT FEES                                                                                                        9
            DISTRIBUTION ARRANGEMENTS                                                                                             10
            RECENT DEVELOPMENTS                                                                                                   10

MORE ABOUT THE FUND                                                                                                               11
            PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO
            HOLDINGS                                                                                                              11

FINANCIAL HIGHLIGHTS                                                                                                              13


                    The Federal Deposit Insurance Corporation
                       does not insure these investments.

            These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

               These investments are subject to investment risks, including possible loss of principal and interest.

Fund at a Glance

SVB Securities Institutional Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 11.

FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's SVB Securities Institutional Liquid Reserves Shares total returns for the calendar years indicated. The table compares the average annual returns for the Fund's SVB Securities Institutional Liquid Reserves Shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

[Graphic Appears Here]


  As of September 30, 2005, SVB Securities Institutional Liquid Reserves Shares
                    had a year-to-date return of _______% .

--------------------------------------------------------------------------------
SVB SECURITIES INSTITUTIONAL LIQUID RESERVES

2001                                                                 3.89%
2002                                                                 1.44%
2003                                                                 0.70%
2004                                                                    x%
--------------------------------------------------------------------------------

FUND'S HIGHEST AND LOWEST RETURNS



--------------------------------------------------------------------------------
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

SVB Securities Institutional Liquid Reserves Shares          Quarter Ending
--------------------------------------------------------------------------------
Highest
--------------------------------------------------------------------------------
Lowest
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2004
                                                                                                               Life of Class
                                                                                                                   Since
                                                                                                  1 Year       June 5, 2001
                                                                                                ------------
SVB Securities Institutional Liquid Reserves Shares                                                ___%            ___%
---------------------------------------------------------------------------------------------------------------------------------
iMoney Net 1st Tier Institutional Taxable Money Market Funds Average                               ___%              *
---------------------------------------------------------------------------------------------------------------------------------
*Information regarding performance for this period is not available.
---------------------------------------------------------------------------------------------------------------------------------

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional Liquid Reserves Shares.

SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES


--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees(2)                                                     0.25%
Distribution (12b-1) Fees (includes service fees)                      0.10%
Other Expenses                                                         ___%
Total Annual Operating Expenses*                                       ___%
--------------------------------------------------------------------------------

     *    Because of voluntary waivers and/or reimbursements, actual
          total operating expenses are expected to be:                 ___%

          These fee waivers and reimbursements may be reduced or terminated at any time.

     (1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

     (2) As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

Average Daily Net Assets      Management Fee Rate
First $1 billion              0.250%
Next $1 billion               0.225%
Next $3 billion               0.200%
Next $5 billion               0.175%
Over $10 billion              0.150%
--------------------------------------------------------------------------------




EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                1 Year       3 Years    5 Years       10 Years
SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES                             $____        $____      $____         $____
------------------------------------------------------------------------------------------------------------------------------------

Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.


Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES

There are currently no exchange privileges in effect with respect to SVB Securities Institutional Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


FEDERAL TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


Management of the Fund


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------------------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of _________% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.

DISTRIBUTION ARRANGEMENTS

The Fund offers other classes of shares with different expense levels. Only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Fund has adopted a 12b-1 plan for SVB Securities Institutional Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Institutional Liquid Reserves Shares. This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


More About the Fund

The Fund's goals, principal investments, risks and disclosure of portfolio holdings are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

   MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Institutional Liquid Reserves Shares.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

THE FUND. SVB Securities Institutional Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the past four fiscal years and for the period from June 5, 2001 (commencement of operations) to August 31, 2001. Certain information reflects financial results for a single SVB Securities Institutional Liquid Reserves Share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Institutional Liquid Reserves Shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by _______________, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the period from June 5, 2001 to August 31, 2001 and for the fiscal years ended August 31, 2002, 2003 and 2004 has been audited by other independent auditors.


Citi Institutional Liquid Reserves
SVB Securities Institutional Liquid Reserves Shares


                                                        FOR THE YEARS ENDED AUGUST 31,

                                                                                                           FOR THE PERIOD
                                                                                                           JUNE 5, 2001+
                                               2005           2004            2003           2002        TO AUGUST 31, 2001
                                          ------------- ---------------  -------------- --------------  ---------------------
Net asset value, beginning of year         $              $    1.00000    $    1.00000   $    1.00000    $      1.00000
Net investment income and net realized
gain                                                           0.00991#        0.01259        0.02200           0.00955
Distributions from net investment income
and net realized gain                                         (0.00991)#      (0.01259)      (0.02200)         (0.00955)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year               $              $    1.00000    $    1.00000   $    1.00000    $      1.00000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)    $              $  2,484,646    $  2,180,459   $  2,798,501    $    1,087,535
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                                        0.20%           0.22%          0.24%             0.24%*
Net investment income++                                           0.99%           1.28%          2.11%             5.06%*
Total return                                                      1.00%           1.27%          2.22%             0.96%**##

NOTE: IF THE MANAGER OF THE FUND AND MANAGER OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIODS INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share            $              $    0.00814#   $    0.01088   $    0.02078    $      0.00884
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                                        0.38%           0.38%          0.40%             0.59%*
Net investment income++                                           0.81%           1.12%          1.95%             4.71%*

     +    COMMENCEMENT OF OPERATIONS


     ++ INCLUDES THE FUND'S SHARE OF LIQUID RESERVES PORTFOLIO'S (FORMERLY CASH RESERVES PORTFOLIO) ALLOCATED EXPENSES.

     *    ANNUALIZED

     **   NOT ANNUALIZED

   #   INCLUDES $0.00008 OF SHORT-TERM GAINS.

   ## THE TOTAL RETURN OF 4.08% WAS PREVIOUSLY REPORTED INCORRECTLY USING AN ANNUALIZED BASIS. THE RESTATED TOTAL RETURN OF 0.96% IS PRESENTED ON A NON-ANNUALIZED BASIS.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740                                             FD________

                                                                      PROSPECTUS

CITI(SM) INSTITUTIONAL CASH RESERVES

CLASS I SHARES


DECEMBER 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                          [Graphic Appears Here]

   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUND AT A GLANCE                                                               3

YOUR ACCOUNT                                                                   8
       How To Buy Shares                                                       8
       How The Price Of Your Shares Is Calculated                              8
       How To Sell Shares                                                      8
       Frequent Purchases and Redemptions of Fund Shares                       9
       United Kingdom Investors                                                9
       Dividends                                                               9
       Tax Matters                                                            10

MANAGEMENT OF THE FUND                                                        10
       Manager                                                                10
       Management Fees                                                        11
       Distribution Arrangements                                              11
       Recent Developments                                                    12

MORE ABOUT THE FUND                                                           12
       Principal Investment Strategies, Related Risks and
       Disclosure of Portfolio Holdings                                       13

FINANCIAL HIGHLIGHTS                                                          16

FUND AT A GLANCE

Citi(SM) Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL CASH RESERVES

THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL CASH RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUND ON PAGE 12.

FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund's Class L shares because the Fund's Class I shares did not have any shares outstanding as of December 31, 2004.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class I Shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

ANNUAL TOTAL RETURNS -- CLASS L*


-------------------------------------------------------------------------------
5.48%      5.08%     6.37%       4.06%      1.64%       1.03%       x%
-------------------------------------------------------------------------------
  98        99        00          01         02           03        04
-------------------------------------------------------------------------------

As of September 30, 2005, the Class L shares had a year-to-date return of ____%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class L*                                            Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2004

                                                                  Since
                                  1 Year         5 Years        Inception
Class L*                          ____%           ____%          ____%**
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average                           ____%           ____%            ***


* Class L shares are not offered in this Prospectus. Class L shares and Class I shares are invested in the same portfolio of securities, but Class I shares are expected to have higher expenses and would have correspondingly lower annual returns.

**  Class L commenced operations on October 17, 1997.

*** Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


---------------------------------------------------------------------------------------------------------------------------------
FEE TABLE
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                                None
Maximum Deferred Sales Charge (Load)                                                                            None
ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CLASS I
Management Fees                                                                                                      0.20%
Distribution (12b-1) Fees (includes service fees)                                                                    0.35%
Other Expenses                                                                                                       ____%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                                                     ____%
---------------------------------------------------------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:

                                                                                                                     ____%

    These fee waivers and reimbursements may be reduced or terminated at any time.

 (1) Based on estimated amounts for the current fiscal year. The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the expenses of both the Fund and Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

          ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL CASH RESERVES    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class I Shares                       $___      $___       $___      $___

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class I shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

UNITED KINGDOM INVESTORS

The Fund has received an Order from the U.K. Financial Services Authority (the "FSA") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in the Fund are not covered by the Financial Services Compensation Scheme.

The Fund's Facilities Agent is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

DIVIDENDS

Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.


MANAGEMENT OF THE FUND

MANAGER



The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------------------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ______% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class I shares. The 12b-1 plan allows the Fund to pay the Distributor, Service Agents or others a monthly fee as a percentage of the average daily net assets represented by Class I shares, at an annual rate not to exceed 0.35%.


These fees may be used to make payments to the Distributor for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies, and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government; or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debts), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Class I Shares.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS


[Class I shares are not currently outstanding.] The Fund has offered Class L shares since October 17, 1997. The table below shows the financial highlights for Class L shares. Class L and Class I shares invest in the same portfolio of securities, but Class I shares are expected to have higher expenses.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class L share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _____________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL CASH RESERVES

CLASS L SHARES


                                               -----------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                               -----------------------------------------------------------------------
                                                    2005       2004           2003              2002           2001
                                               -----------------------------------------------------------------------
Net asset value, beginning of year                        $ 1.00000      $ 1.00000        $  1.00000      $ 1.00000
Net investment income and net realized
   gains                                                    0.00963        0.01232           0.01965        0.05288
Distributions from net investment income
   and net realized gains                                  (0.00963)      (0.01232)         (0.01965)      (0.05288)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 1.00000      $ 1.00000        $  1.00000      $ 1.00000
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
   (000's omitted)                                        $ 672,667      $ 867,308        $1,017,890      $ 745,455
Ratio of expenses to average net assets+                       0.20%#         0.20%#            0.25%          0.25%
Ratio of net investment income to average
   net assets+                                                 0.96%          1.24%             1.90%          5.17%
Total return                                                   0.97%          1.24%             1.98%          5.42%

NOTE: IF AGENTS OF THE FUND AND THE AGENT OF PRIME CASH RESERVES PORTFOLIO
(FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A
PORTION OF THEIR FEES FROM THE FUND FOR THE PERIODS INDICATED AND THE EXPENSES
WERE NOT REDUCED FOR THE FEES PAID INDIRECTLY, THE RATIOS AND NET INVESTMENT
INCOME PER SHARE WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                           $ 0.00796      $ 0.00969        $  0.01803      $ 0.05168
RATIOS:
Expenses to average net assets+                                0.35%          0.42%             0.38%          0.37%
Net investment income to average net
   assets+                                                     0.81%          1.02%             1.77%          5.05%


+ Includes the Fund's share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses commencing on June 3, 2002.

# The ratio of expense to average net assets will not exceed 0.20%, as a result of voluntary expense limitation, which may be terminated at any time.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792 toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740                                             FD _______

                                                                      PROSPECTUS

CITI(SM) INSTITUTIONAL CASH RESERVES

CLASS L SHARES


DECEMBER 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



                                                          [Graphic Appears Here]



   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUND AT A GLANCE                                                               3

YOUR ACCOUNT                                                                   8
       How To Buy Shares                                                       8
       How The Price Of Your Shares Is Calculated                              8
       How To Sell Shares                                                      8
       Frequent Purchases and Redemptions of Fund Shares                       9
       United Kingdom Investors                                                9
       Dividends                                                               9
       Tax Matters                                                            10

MANAGEMENT OF THE FUND                                                        10
       Manager                                                                10
       Management Fees                                                        11
       Distribution Arrangements                                              11
       Recent Developments                                                    12

MORE ABOUT THE FUND                                                           12
       Principal Investment Strategies, Related Risks
       and Disclosure of Portfolio Holdings                                   13

FINANCIAL HIGHLIGHTS                                                          16

FUND AT A GLANCE

Citi(SM) Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL CASH RESERVES

THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL CASH RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUND ON PAGE 12.

FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.


MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.


Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.



Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.


The Fund has authorized five classes of shares. Only Class L Shares are offered by this prospectus. You should note that the performance of classes may vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

ANNUAL TOTAL RETURNS -- CLASS L


------------------------------------------------------------------------
 5.48%     5.08%    6.37%     4.06%     1.64%     1.03%      x%
------------------------------------------------------------------------
  98        99       00        01        02         03       04
------------------------------------------------------------------------

As of September 30, 2005, the Class L shares had a year-to-date return of ____%.

FUND'S HIGHEST AND LOWEST RETURNS


FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class L                                                 Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
                                                                      Since
                                  1 Year            5 Years         Inception
Class L                           ____%               ____%            ____%*
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average                           ____%               ____%              **

 *Class L commenced operations on October 17, 1997.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


----------------------------------------------------------------------------------------------------------------------------
FEE TABLE
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                  None
Maximum Deferred Sales Charge (Load)                                                              None
ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              CLASS L
Management Fees                                                                                                0.20%
Distribution (12b-1) Fees (includes service fees)                                                              0.10%
Other Expenses                                                                                                 ____%
----------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                                               ____%
----------------------------------------------------------------------------------------------------------------------------
*Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:

                                                                                                               ____%

These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

           ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON
                     THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI INSTITUTIONAL CASH RESERVES     1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class L Shares                     $   ____   $    ____    $    ____   $   ____

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class L shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.


HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.


The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.


Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

UNITED KINGDOM INVESTORS

The Fund has received an Order from the U.K. Financial Services Authority (the "FSA") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in the Fund are not covered by the Financial Services Compensation Scheme.


The Fund's Facilities Agent is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.


DIVIDENDS

Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUND

MANAGER


The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------------------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ______% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class L shares. The 12b-1 plan allows the Fund to pay the Distributor, Service Agents or others a monthly fee as a percentage of the average daily net assets represented by Class L shares, at an annual rate not to exceed 0.10% .


These fees may be used to make payments to the Distributor for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.




MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies, and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.


The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality.


The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government; or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debts), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.


Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.


INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Class L Shares.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.


DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by ______________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL CASH RESERVES
CLASS L SHARES


                                                                                YEARS ENDED AUGUST 31,
                                                   ---------------------------------------------------------------------------------
                                                            2005           2004             2003              2002           2001
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of year                                 $    1.00000      $   1.00000    $      1.00000  $     1.00000
Net investment income and net realized
gains                                                                   0.00963          0.01232           0.01965        0.05288
Distributions from net investment income
and net realized gains                                                 (0.00963)        (0.01232)         (0.01965)      (0.05288)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $    1.00000      $   1.00000    $      1.00000  $     1.00000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000's omitted)                                                    $    672,667      $   867,308    $    1,017,890  $     745,455
Ratio of expenses to average net assets+                                   0.20%#           0.20%#            0.25%          0.25%
Ratio of net investment income to average
net assets+                                                                0.96%            1.24%             1.90%          5.17%
Total return                                                               0.97%            1.24%             1.98%          5.42%

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND THE MANAGER OF PRIME CASH
RESERVES PORTFOLIO (FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) HAD NOT
VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES, NET INVESTMENT INCOME PER
SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                                    $    0.00796      $   0.00969    $     0.01803   $     0.05168
RATIOS:
Expenses to average net assets+                                            0.35%            0.42%            0.38%           0.37%
Net investment income to average net
assets+                                                                    0.81%            1.02%            1.77%           5.05%


+ Includes the Fund's share of Prime Cash Reserves Portfolio's (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.

# The ratio of expenses to average net assets will not exceed 0.20%, as a result of voluntary expense limitation, which may be terminated at any time.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792 toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.




The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740





                                                                     FD ________

                                 SVB Securities


                                 HORIZON SHARES







                                   a class of

                      Citi(SM) Institutional Cash Reserves

                                   PROSPECTUS


                                December 31, 2005














     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

Table of Contents


FUND AT A GLANCE                                                               3
            FUND GOAL                                                          3
            MAIN INVESTMENT STRATEGIES                                         3
            MAIN RISKS                                                         3

FUND PERFORMANCE                                                               4
            FUND'S HIGHEST AND LOWEST RETURNS                                  5
            AVERAGE ANNUAL TOTAL RETURNS                                       5

FUND FEES AND EXPENSES                                                         6
            SHAREHOLDER FEES                                                   6
            ANNUAL FUND OPERATING EXPENSES                                     6
            EXAMPLE                                                            6

YOUR ACCOUNT                                                                   7
            HOW TO BUY SHARES                                                  7
            HOW THE PRICE OF YOUR SHARES IS CALCULATED                         7
            HOW TO SELL SHARES                                                 7
            FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES                  7
            DIVIDENDS                                                          8
            TAX MATTERS                                                        8

MANAGEMENT OF THE FUND                                                         9
            MANAGER                                                            9
            MANAGEMENT FEES                                                    9
            DISTRIBUTION ARRANGEMENTS                                          9
            RECENT DEVELOPMENTS                                               11

MORE ABOUT THE FUND                                                           11
            PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE
              OF PORTFOLIO HOLDINGS                                           11

FINANCIAL HIGHLIGHTS                                                          14


                    The Federal Deposit Insurance Corporation
                       does not insure these investments.

           These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

               These investments are subject to investment risks, including possible loss of principal and interest.

Fund at a Glance

SVB Securities Horizon Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see


MORE ABOUT THE FUND on page 10.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

    o   obligations of U.S. and non-U.S. banks;

    o   commercial paper and asset-backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

Fund Performance


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's SVB Securities Horizon Shares for the calendar years indicated. The table compares the average annual returns for the Fund's SVB Securities Horizon Shares to the performance of the iMoneyNet, Inc. AAA-rated 1st Tier Institutional Money Market Funds Average.


The Fund has authorized five classes of shares. Only SVB Securities Horizon Shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

                             [Graphic Appears Here]


   As of September 30, 2005, SVB Securities Horizon Shares had a year-to-date return of ____% .

-----------------------------------------------------------------------------------------------------------------------------------
SVB Securities Horizon Shares

2002                                                                                                                  0.68%

2003                                                                                                                  0.83%

2004                                                                                                                    x%
-----------------------------------------------------------------------------------------------------------------------------------


FUND'S HIGHEST AND LOWEST RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
SVB Securities Horizon Shares                                                                            Quarter Ending

Highest

Lowest
-----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2004
                                                                                                                Life of Fund
                                                                                                                   Since
                                                                                                 1 Year         June 1, 2001
SVB Securities Horizon Shares                                                                    ____%             ____%

iMoney Net, Inc. AAA-Rated 1st Tier Institutional Money Market Funds Average                     ____%               *

*Information regarding performance for this period is not available.
-----------------------------------------------------------------------------------------------------------------------------------

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold

SVB Securities Horizon Shares.

SVB SECURITIES HORIZON SHARES


--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases                          None

Maximum Deferred Sales Charge (Load)                                      None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                                          0.20%

Distribution (12b-1) Fees (includes service fees)                        0.27%

Other Expenses                                                           ____%

Total Annual Operating Expenses*                                         ____%
--------------------------------------------------------------------------------

*    Because of voluntary waivers and/or reimbursements, actual
     total operating expenses are expected to be:                        ____%

     These fee waivers and reimbursements may be reduced or terminated at any time.

(1)  The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional
     Reserves Portfolio). This table reflects the expenses of
     both the Fund and Prime Cash Reserves Portfolio.
--------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


--------------------------------------------------------------------------------
                                         1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
SVB SECURITIES HORIZON SHARES             $___     $___       $___      $___
--------------------------------------------------------------------------------

Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Horizon Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. If you pay by check, your order is effective when the check clears. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

Management of the Fund


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.


MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ______% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund offers other classes of shares with different expense levels. Only SVB Securities Horizon Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Fund has adopted a 12b-1 plan for SVB Securities Horizon Shares under Rule 12b-1 of the Investment Company Act of 1940 which permits payments on an annual basis not to exceed, in the aggregate, 0.27% of the average daily net assets represented by the Shares. The fees payable under the plan may be used to pay the Distributor, Service Agents or others a fee for providing personal services or the maintenance of shareholder accounts, and to pay compensation for the sale of the Shares, as well as for advertising, marketing or other promotional activities in connection with the sale of the Shares. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.



More About the Fund

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered a high quality security under the regulations, the security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests in securities through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund's trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Horizon Shares.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

THE FUND. SVB Securities Horizon Shares are a class of shares of Citi Institutional Cash Reserves. "Citi" is a service mark of Citicorp.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the four fiscal years ended August 31, 2005, 2004, 2003 and 2002 and for the period from June 1, 2001 to August 31, 2001. Certain information reflects financial results for a single SVB Securities Horizon share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Horizon shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL CASH RESERVES
SVB SECURITIES HORIZON SHARES


                                                                     FOR THE YEAR ENDED AUGUST 31,
                                                    --------------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                  JUNE 1, 2001+ TO
                                                                                                                       AUGUST 31,
                                                       2005            2004            2003           2002                2001
                                                    ------------------------------------------------------------ -------------------
Net asset value, beginning of year                                  $ 1.00000      $ 1.00000       $ 1.00000       $ 1.00000
Net investment income and net realized gains                          0.00863        0.00752         0.01016         0.00726
Distributions from net investment income and
  net realized gains                                                 (0.00863)      (0.00752)       (0.01016)       (0.00726)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $ 1.00000      $ 1.00000       $ 1.00000       $ 1.00000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)                             $ 107,426      $ 118,150        $      9       $  36,069
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                                               0.30%#         0.42%           1.20%           1.20%*
Net investment income++                                                  0.88%          0.81%           0.95%           3.24%*

Total return                                                             0.87%          0.75%           1.02%           2.95%**

NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR
FEES FROM THE FUND FOR THE YEARS INDICATED AND THE EXPENSES WERE NOT REDUCED FOR
THE FEES PAID INDIRECTLY, THE RATIOS AND NET INVESTMENT INCOME PER SHARE WOULD
HAVE BEEN AS FOLLOWS:

Net investment income per share                                      $0.00686       $0.00742        $0.00922        $0.00718
RATIOS TO AVERAGE NET ASSETS:
   Expenses++                                                            0.52%          0.59%           1.33%           1.47%*
   Net investment income++                                               0.66%          0.64%           0.82%           3.14%*


 +  COMMENCEMENT OF OPERATIONS.

 # THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 0.30%, AS A RESULT OF VOLUNTARY EXPENSE LIMITATION, WHICH MAY BE TERMINATED AT ANY TIME.
 *  ANNUALIZED
**  NOT ANNUALIZED
++ INCLUDES THE FUND'S SHARE OF PRIME CASH RESERVES PORTFOLIO (FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) ALLOCATED EXPENSES COMMENCING ON JUNE 3, 2002.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.



The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.











SEC File Number: 811-6740                                            FD ________

                               P R O S P E C T U S

CITI(SM) INSTITUTIONAL CASH RESERVES

CLASS S SHARES

CITI(SM) PREMIUM LIQUID RESERVES

CITI(SM) PREMIUM U.S. TREASURY RESERVES


December 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


[Citifunds Logo Appears Here]


INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUNDS AT A GLANCE                                                              3
     Citi Institutional Cash Reserves (Class S Shares)                         4
     Citi Premium Liquid Reserves                                              8
     Citi Premium U.S. Treasury Reserves                                      12
YOUR ACCOUNT                                                                  15
     How To Buy Shares                                                        15
     How The Price Of Your Shares Is Calculated                               15
     How To Sell Shares                                                       15
     Exchanges                                                                16
     Frequent Purchases and Redemptions of Fund Shares                        16
     United Kingdom Investors                                                 17
     Dividends                                                                17
     Retirement Accounts                                                      17
     Tax Matters                                                              17

MANAGEMENT OF THE FUNDS                                                       17
     Manager                                                                  18
     Management Fees                                                          19
     Distribution Arrangements                                                19
     Recent Developments                                                      19

MORE ABOUT THE FUNDS                                                          20
     Principal Investment Strategies, Related Risks and
     Disclosure of Portfolio Holdings                                         20

FINANCIAL HIGHLIGHTS                                                          24

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.

CITI INSTITUTIONAL CASH RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL CASH RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class S shares for the calendar years indicated. The table compares the average annual returns for Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares, Class I, Class L, Class O, Class S, and SVB Securities Horizon shares. Only Class S shares are offered in this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

ANNUAL TOTAL RETURNS -- CLASS S


             00      01       02       03       04
            6.21%   3.90%    1.49%    0.87%     X%

As of September 30, 2005, the Class S shares had a year-to-date return of _____% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class S                                            Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2004


                                                                     Since
                                  1 Year           5 Years           Inception

Class S                           ___%             ___%              ___%*
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average                           ___%             ___%              **

* Class S commenced operations on October 6, 1999.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE

SHAREHOLDER FEES - Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                                         CLASS S

Management Fees                                                          0.20%
Distribution (12b-1) Fees (includes service fees)                        0.25%
Other Expenses                                                           ___ %
Total Annual Operating Expenses*                                         ___ %

*Because of voluntary waivers and/or reimbursements actual total
operating expenses are expected to be:                                   ___ %
These fee waivers and reimbursements may be reduced or terminated at any time.


(1)The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI INSTITUTIONAL CASH RESERVES      1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class S Shares                      $  ___      $    ___     $   ___    $   ___

CITI PREMIUM LIQUID RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI PREMIUM LIQUID RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset-backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN BANK OBLIGATIONS. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

     o    You're seeking current income and a stabilized share price.

     o You want to be able to convert your investment to cash quickly with reduced risk to principal.

     o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

     o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.


  95      96       97       98     99      00      01        02     03     04
5.88%    5.28%   5.45%    5.37%   5.00%  6.19%    4.09%    1.65%   0.86%   XX%



As of September 30, 2005, the Fund had a year-to-date return of ___% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                  Quarter Ending


Highest
Lowest


AVERAGE ANNUAL TOTAL RETURNS


As of December 31, 2004

                                  1 YEAR           5 YEARS             10 YEARS
Citi Premium Liquid

Reserves                          ___%               ___%              ___%
iMoneyNet 1st Tier
Taxable Money
Market Funds
Average                           ___%               ___%              ___%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES

FEE TABLE

SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT


Maximum Sales Charge (Load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (Load)                                       None
ANNUAL OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
Management Fees                                                            0.35%
Distribution (12b-1) Fees (includes service fees)                          0.10%
Other Expenses                                                             ___%
Total Annual Operating Expenses*                                           ___%

*Because of voluntary waivers and/or reimbursements, actual total
operating expenses are expected to be:                                     ___%
These fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio (formerly Institutional Reserves Portfolio).


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI PREMIUM LIQUID RESERVES   1 YEAR      3 YEARS    5 YEARS     10 YEARS
                               $_____      $_____     $_____      $_____

CITI PREMIUM U.S. TREASURY RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI PREMIUM U.S. TREASURY RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

U.S. Treasury Reserves under normal circumstances invests all of its assets in:

     o    U.S. Treasury bills, notes and bonds;

     o    Treasury receipts; and

     o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium
U.S. Treasury Reserves if:

     o    You're seeking current income and a stabilized share price.

     o You want to be able to convert your investment to cash quickly with reduced risk to principal.

     o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

     o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES

ANNUAL TOTAL RETURNS


 95       96      97      98       99      00     01      02       03       04
5.35%    4.85%   4.90%   4.78%   4.37%   5.65%   3.66%   1.31%    0.63%    XX%




As of September 30, 2005, the Fund had a year-to-date return of ___% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                              Quarter Ending

Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2004

                                  1 YEAR          5 YEARS           10 YEARS
Citi Premium U.S.

Treasury Reserves                 ___%            ___%              ___%

iMoneyNet 100% U.S.
Treasury Rated
Money Market Funds

Average                           ___%            ___%              ___%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM U.S. TREASURY RESERVES

FEE TABLE

SHAREHOLDER FEES - Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Deferred Sales Charge (Load)                                  None


ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                                           0.35%
Distribution (12b-1) Fees (includes service fees)                         0.10%
Other Expenses                                                            ___%
Total Annual Fund Operating Expenses*                                     ___%

* Because of voluntary waivers and/or reimbursements, actual total
operating expenses are expected to be:                                    ___%


These fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI PREMIUM U.S. TREASURY


Reserves                   1 YEAR       3 YEARS       5 YEARS      10 YEARS

                          $______       $______      $______       $______

YOUR ACCOUNT

How To Buy Shares

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


How The Price Of Your Shares Is Calculated

Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading.

     o Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time

     o    Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time

     o    U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

FOR CITI INSTITUTIONAL CASH RESERVES ONLY: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.


FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days.


Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES


Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds3 (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares.

The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

United Kingdom Investors (Institutional Cash Reserves Only)

Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the "FSA ") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

DIVIDENDS

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

RETIREMENT ACCOUNTS

Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally have to pay federal income tax and any state or local taxes on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by a Fund. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds antiticpate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.


MANAGEMENT OF THE FUNDS


MANAGER

The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of each Fund's existing management agreement and shareholders of each Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------

FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Funds' manager received the following fees, after waivers:

                                                            FEE, AS A PERCENTAGE
                                                              OF AVERAGE DAILY
                                                                 NET ASSETS,
FUND                                                            AFTER WAIVERS
Citi Institutional Cash Reserves                                   ______%
Citi Premium Liquid Reserves                                       ______%
Citi Premium U.S. Treasury Reserves                                ______%

A discussion regarding the basis for the Board of Trustees' approval of each Fund's management agreement is available in the Funds' Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


Each Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan for each of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves allows each Fund to pay its Distributor, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class S shares allows the Fund to pay to its Distributor, Service Agents or others a monthly fee not to exceed 0.25% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Funds' Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Funds' investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

THE FUNDS DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

CITI INSTITUTIONAL CASH RESERVES has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI PREMIUM LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Citi Premium Liquid Reserves invests only in "first-tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI PREMIUM U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand Citi Institutional Cash Reserves' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class S share. The total returns in the table represent the rate that an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _____________________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL CASH RESERVES -- CLASS S


                                                                   YEARS ENDED AUGUST 31,
                                --------------------------------------------------------------------------------
                                   2005          2004              2003              2002              2001
                                ------------  ------------      ------------    ---------------     ------------
Net asset value, beginning of
year                                         $    1.00000      $    1.00000    $       1.00000     $    1.00000

Net investment income                             0.00814           0.01082            0.01815          0.05137
Distributions from net                           (0.00814)         (0.01082)          (0.01815)        (0.05137)
investment income

Net asset value, end of year                 $    1.00000      $    1.00000    $       1.00000     $    1.00000

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's
omitted)                                     $    475,367      $    289,041    $       206,732     $     83,765

RATIOS TO AVERAGE NET ASSETS:

Expenses++                                           0.35%#            0.35%#             0.40%            0.40%
Net investment income++                              0.82%             1.04%              1.75%            4.97%
TOTAL RETURN                                         0.82%             1.09%              1.83%            5.26%

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND THE MANAGER OF PRIME CASH
RESERVES PORTFOLIO (FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) HAD NOT
VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES, NET INVESTMENT INCOME PER
SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share               $    0.00684      $    0.00864   $      0.01720       $     0.04994
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                            0.50%             0.57%            0.53%               0.52%
Net investment income++                               0.67%             0.82%            1.62%               4.85%


++ Includes the Fund's share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.

# The ratio of expenses to average net assets will not exceed to 0.35%, as a result of voluntary expense limitation, which may be terminated at any time.

*    Annualized.

**   Not Annualized.

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by _________________________, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.


CITI PREMIUM LIQUID RESERVES

                                                                           YEARS ENDED AUGUST 31,
                                           -----------------------------------------------------------------------------------
                                             2005          2004              2003               2002                2001
                                           ----------   ------------     --------------     --------------      --------------
Net asset value, beginning of year                     $    1.00000     $       1.00000     $      1.00000     $       1.00000
Net investment income                                       0.00784++           0.01076            0.02037             0.05258
Distributions from net investment income                   (0.00784)++         (0.01076)          (0.02037)           (0.05258)
Net asset value, end of year                           $    1.00000     $       1.00000     $      1.00000     $       1.00000

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)
Ratios to Average Net Assets:                          $    949,500     $     1,531,966     $    1,312,633     $     1,303,206

Expenses+#                                                    0.40%               0.40%              0.40%               0.40%
Net investment income+                                        0.78%               1.07%              2.03%               5.17%
TOTAL RETURN                                                  0.79%               1.09%              2.06%               5.39%

NOTE: IF THE MANAGER OF THE FUND AND MANAGERS OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIOD INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                       $      0.00661++  $       0.00978     $      0.01831     $       0.04898
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                      0.50%              0.50%              0.59%               0.80%
Net investment income+                                         0.68%              0.97%              1.84%               4.77%


+ Includes the Fund's share of Liquid Reserves Portfolio's (formerly Cash Reserves Portfolio) allocated expenses.

++ Includes $0.00009 of short term capital gains.

# The ratio of expenses to average net assets will not exceed 0.40% as a result of a voluntary expense limitation, which may be terminated at any time.

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _________________________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI PREMIUM U.S. TREASURY RESERVES


                                                                    YEARS ENDED AUGUST 31,
                                     --------------------------------------------------------------------------------------
                                       2005           2004               2003               2002                  2001
                                     ----------   -------------      -------------      --------------        -------------
Net asset value, beginning of year               $     1.00000      $     1.00000      $      1.00000        $     1.00000
Net investment income and net
realized gain                                          0.00571            0.00848             0.01689              0.04778
Distributions from net investment
income and net realized gain                          (0.00571)          (0.00848)           (0.01689)            (0.04778)
Net asset value, end of year                     $     1.00000      $     1.00000      $      1.00000        $     1.00000
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's
omitted)                                         $     390,847      $     372,823      $      724,108        $     420,757
RATIOS TO AVERAGE NET ASSETS:

Expenses+#                                                0.45%              0.45%               0.45%                0.45%
Net investment income+                                    0.56%              0.91%               1.67%                4.76%
TOTAL RETURN                                              0.57%              0.85%               1.70%                4.88%

Note: If the Fund's Manager and the Manager of U.S. Treasury Reserves Portfolio had not voluntarily waived all or a portion of their fees, net investment income per share and ratios would have been as follows:

Net investment income per share                  $     0.00488      $     0.00732      $      0.01564         $    0.04438
RATIOS TO AVERAGE NET ASSETS:

Expenses+                                                 0.53%              0.53%              0.64%                 0.84%
Net investment income+                                    0.48%              0.83%              1.49%                 4.37%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

# The ratio of expenses to average net assets will not exceed 0.45% as a result of a voluntary expense limitation, which may be terminated at any time.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Funds' investments is available in that Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Numbers: 811-5812
811-6740


FD_______

                                 SVB Securities
                             ENHANCED INCOME SHARES






                                   a class of

                   Citi(SM) Institutional Enhanced Income Fund


                                   PROSPECTUS


                                December 31, 2005











     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any statement to the contrary is a crime.


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

Table of Contents

Fund at a Glance                                                               3
  FUND GOAL                                                                    3
  MAIN INVESTMENT STRATEGIES                                                   3
  MAIN RISKS                                                                   4

Fund Performance                                                               5


Fund Fees and Expenses                                                         5
  SHAREHOLDER FEES                                                             5
  ANNUAL FUND OPERATING EXPENSES                                               5
  EXAMPLE                                                                      6


Your Account                                                                   6
  HOW TO BUY SHARES                                                            6
  HOW THE PRICE OF YOUR SHARES IS CALCULATED                                   7
  HOW TO SELL SHARES                                                           7
  EXCHANGES                                                                    8
  DIVIDENDS                                                                    9
  TAX MATTERS                                                                  9

Management of the Fund                                                        10

  MANAGER                                                                     10

  MANAGEMENT FEES                                                             11
  DISTRIBUTION ARRANGEMENTS                                                   11
  RECENT DEVELOPMENTS                                                         12

More About the Fund                                                           13
  PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF
  PORTFOLIO HOLDINGS                                                          13


                    The Federal Deposit Insurance Corporation
                       does not insure these investments.



            These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.



               These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Enhanced Income Shares invest primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.


This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.



FUND GOAL

The Fund's goal is to provide its shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities. Of course, there is no assurance that the Fund will achieve its goal.


MAIN INVESTMENT STRATEGIES


The Fund invests primarily in money market instruments and other short-term debt securities denominated in U.S. dollars. The Fund's investments may include:


    o   obligations of U.S. and non-U.S. banks;

    o   corporate debt obligations and asset backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

    o   mortgage-backed securities.



Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Fund's Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.


Unlike a money market fund, the Fund may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.


The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be one year or less. The Fund may invest in fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Unlike a money market fund, the Fund will not attempt to maintain a stable net asset value per share, and may pursue investment strategies that cause the Fund's net asset value per share to fluctuate.


Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS

Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests primarily in short-term and floating rate instruments. As a result, the amount of income paid to you by the Fund may go up or down depending on variations in short-term interest rates. Investing in higher quality, shorter-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A substantial portion of the Fund's assets may be invested in fixed-income securities, the value of which tend to be particularly responsive to changes in interest rates. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income security can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income security can generally be expected to decline. A change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of an investment in the Fund, or its yield, to decline.


CREDIT RISK. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest applicable rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest in longer-term securities that are rated below the highest rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.


PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.


PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.



FUND PERFORMANCE

Since the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this Prospectus.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Enhanced Income Shares.



SVB SECURITIES ENHANCED INCOME SHARES


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
FEES PAID DIRECTLY FROM YOUR INVESTMENT
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                      None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees (includes service fees)                         0.10%
--------------------------------------------------------------------------------
Other Expenses(2)                                                         ____%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                          ____%
--------------------------------------------------------------------------------
*   Because of voluntary waivers and/or reimbursements, actual total
    operating expenses are expected to be:                               _____%


These fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the direct expenses of the Fund and its allocated share of the expenses of Institutional Enhanced Portfolio.

(2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its current fiscal year.
--------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you then sell all of your shares at the end of those periods;

    o   you reinvest all dividends and distributions;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                               1 Year                3 Years
--------------------------------------------------------------------------------
SVB SECURITIES ENHANCED INCOME SHARES          $___                   $___
--------------------------------------------------------------------------------



Your Account

HOW TO BUY SHARES


Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Enhanced Income Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker dealer or financial institution (called a Service Agent) that has entered into a Service Agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order and the purchase price are received in proper form by the Fund.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.


The Board of Trustees has approved procedures to be used to value the Fund's securities for the purposes of determining the Fund's net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the Fund to the Manager.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Fund's Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by the Manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.


Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.


HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.


You will receive your redemption proceeds in federal funds normally one business day after the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.


EXCHANGES

There are currently no exchange privileges in effect with respect to SVB Securities Enhanced Income Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board of Trustees of the Fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the Manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the Fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The Fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The Fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.



DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day after your purchase order becomes effective. You will receive dividends through the day your redemption order is received and accepted, but not on the following business day when your redemption proceeds will normally be paid. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.


TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.




FEDERAL TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

NON-U.S. SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.



MANAGEMENT OF THE FUND


Manager

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

Kevin Kennedy is portfolio manager of the Fund and is responsible for the day-to-day management of the Fund's portfolio.

Kevin Kennedy is a managing director of Citigroup Global Markets and an investment officer of the manager. He currently serves as the head of the manager's Liquidity/Government group. Mr. Kennedy has been a portfolio manager of the manager or its predecessors since 1993.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.



MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ___% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the period ended August 31, 2005.



DISTRIBUTION ARRANGEMENTS

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of SVB Securities Enhanced Income Shares.


The Fund has adopted a 12b-1 plan under rule 12b-1 of the Investment Company Act of 1940 pertaining to SVB Securities Enhanced Income Shares. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Enhanced Income Shares. This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.



RECENT DEVELOPMENTS




On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.



More About the Fund


The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.



PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Fund may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A- by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that Citi Fund Management Inc., the Fund's manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.


WHAT ARE MONEY MARKET INSTRUMENTS?


MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate. -

WHAT ARE DEBT SECURITIES?

Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.


PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of transaction costs and realization of taxable capital gains will tend to increase as the level of the activity increases.


DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.


INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Fund.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.


Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.


THE FUND. SVB Securities Enhanced Income Shares are a class of shares of Citi Institutional Enhanced Income Fund. "Citi" is a service mark of Citicorp.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.







SEC File Number: 811-6740                                                 FD____

                                                                      PROSPECTUS

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

CLASS I AND Y SHARES


DECEMBER 31, 2005



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[GRAPHIC OMITTED]


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


FUND AT A GLANCE                                                               3

FUND PERFORMANCE                                                               6

FUND FEES AND EXPENSES                                                         7

YOUR ACCOUNT                                                                   8
   How To Buy Shares                                                           8
   How The Price Of Your Shares Is Calculated                                  8
   How To Sell Shares                                                          9
   Exchanges                                                                  10
   Dividends                                                                  11
   Tax Matters                                                                12


MANAGEMENT OF THE FUND                                                        13
   Manager                                                                    13
   Management Fees                                                            14
   Distribution Arrangements                                                  14
   Recent Developments                                                        14


MORE ABOUT THE FUND                                                           15
   Principal Investment Strategies, Related Risks and
   Disclosure of Portfolio Holdings                                           15


FINANCIAL HIGHLIGHTS                                                          17

FUND AT A GLANCE

Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

CITI INSTITUTIONAL ENHANCED INCOME FUND


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL ENHANCED INCOME FUND AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUND ON PAGE 15.


FUND GOAL

The Fund's goal is to provide its shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities. Of course, there is no assurance that the Fund will achieve its goal.


MAIN INVESTMENT STRATEGIES

The Fund invests primarily in money market instruments and other short-term debt securities denominated in U.S. dollars. The Fund's investments may include:

    o   obligations of U.S. and non-U.S. banks;

    o   corporate debt obligations and asset backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

    o   mortgage-backed securities.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer term debt obligations rated at least A3 by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Fund's Manager determines are of comparable quality to rated securities in which the Fund might otherwise invest.

Unlike a money market fund, the Fund may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be one year or less. The Fund may invest in fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Unlike a money market fund, the Fund will not attempt to maintain a stable net asset value per share, and may pursue investment strategies that cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests primarily in short-term and floating rate instruments. As a result, the amount of income paid to you by the Fund may go up or down depending on variations in short-term interest rates. Investing in higher quality, shorter-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A substantial portion of the Fund's assets may be invested in fixed-income securities, the value of which tend to be particularly responsive to changes in interest rates. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income security can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income security can generally be expected to decline. A change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of an investment in the Fund, or its yield, to decline.

CREDIT RISK. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest applicable rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers' creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest in longer term securities that are rated below the highest rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the

Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.


FUND PERFORMANCE

Since the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


------------------------------------------------------------------------------------------------------------------------------------
FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                              None
Maximum Deferred Sales Charge (Load)                                                                          None
ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS I            CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.15%               0.15%
Distribution (12b-1) Fees (includes service fees)                                         0.10%               0.25%
Other Expenses(2)                                                                         ____%               ____%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                          ____%               ____%
------------------------------------------------------------------------------------------------------------------------------------

     *Because of voluntary waivers and/or reimbursements, actual total
     operating expenses are expected to be:                                               ____%               ____%

     These fee waivers and reimbursements may be reduced or terminated at any time.

(1)  The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the direct expenses of the Fund and its allocated share of the expenses of Institutional Enhanced Portfolio.

(2)  The amounts set forth in "Other Expenses" for Class Y shares have been estimated based on expenses the Fund expects to incur during its current fiscal year.
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

o    you invest $10,000 in the Fund for the time periods indicated;

o    you then sell all of your shares at the end of those periods;

o    you reinvest all dividends and distributions;

o    your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

o    the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                                                     1 YEAR         3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS I                                                               $____          $____         $____          $____
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y                                                               $____          $____         $____          $____
------------------------------------------------------------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES


Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I and Class Y shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's transfer agent at 1-800-331-1792.


The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order and the purchase price are received in proper form by the Fund. The Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.



HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.

The Board of Trustees has approved procedures to be used to value the Fund's securities for the purposes of determining the Fund's net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the Fund to the Manager.


The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Fund's Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.


HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.


You will receive your redemption proceeds in federal funds normally one business day after the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


EXCHANGES


Shares may be exchanged for shares of any other fund offered in the no-load family of CitiFunds3. You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes when you exchange shares.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund's long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund's share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board of Trustees of the Fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the Manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the Fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The Fund's ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor's trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Fund's service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund's policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Fund's portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The Fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.


DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day after your purchase order becomes effective. You will receive dividends through the day your redemption order is received and accepted, but not on the following business day when your redemption proceeds will normally be paid. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.




FEDERAL TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.


Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

NON-U.S. SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.


MANAGEMENT OF THE FUND


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------
FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

Kevin Kennedy is portfolio manager of the Fund and is responsible for the day-to-day management of the Fund's portfolio.

Kevin Kennedy is a managing director of Citigroup Global Markets and an investment officer of the manager. He currently serves as the head of the manager's Liquidity/Government group. Mr. Kennedy has been a portfolio manager of the manager or its predecessors since 1993.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.

MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Fund's Manager received a fee, after waivers, of ____% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's management agreement is available in the Fund's Annual Report for the period ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Fund has adopted separate 12b-1 plans under rule 12b-1 of the Investment Company Act of 1940 pertaining to Class I and Class Y shares of the Fund. The 12b-1 plans allow the Fund to pay monthly service fees as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:


Class I                                                         0.10%
Class Y                                                         0.25%


These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.





MORE ABOUT THE FUND

The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund invests primarily in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Fund may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Under normal circumstances, the Fund's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer-term debt obligations rated at least A3 by Moody's or A-3 by Standard & Poor's. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Fund may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.


WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

WHAT ARE DEBT SECURITIES?

Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK.

Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.

PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of transaction costs and realization of taxable capital gains will tend to increase as the level of the activity increases.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Fund.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the period shown with respect to Class I shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information has been audited by _________, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report (available upon request). Class Y shares were not operational as of the fiscal year ended August 31, 2005.


CLASS I SHARES

                                            FOR THE PERIOD SEPTEMBER 23, 2004 TO
                                            AUGUST 31, 2005

[TO BE ADDED BY AMENDMENT]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC File Number: 811-6740                                               FD _____

                                                                    Statement of
                                                          Additional Information
                                                               December 31, 2005



CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES
(THE "FUNDS")


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, each dated December 31, 2005, for Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Citi(SM) Institutional Liquid Reserves (also referred to as "Liquid Reserves"), Class A shares of Citi(SM) Institutional U.S. Treasury Reserves (also referred to as "U.S. Treasury Reserves") and Citi(SM) Institutional Tax Free Reserves (also referred to as "Tax Free Reserves"). This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described in Section 11 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor in SVB Securities shares of Liquid Reserves may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792 toll-free.

     The Funds are each separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Funds are 125 Broad Street, New York, New York 10004, 1-800-331-1792. Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves invests its investable assets in Liquid Reserves Portfolio (formerly Cash Reserves Portfolio), U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                                                                                 PAGE
---------------------------------------------------------------------------------------------------------
 1. The Funds                                                                                        2
 2. Investment Objectives, Policies and Restrictions                                                 3
 3. Determination of Net Asset Value                                                                15
 4. Additional Information on the Purchase and Sale of Fund Shares                                  16
 5. Management                                                                                      18
 6. Dealer Commissions and Concessions                                                              30
 7. Portfolio Transactions                                                                          30
 8. Disclosure of Portfolio Holdings                                                                30
 9. Description of Shares, Voting Rights and Liabilities                                            33
10. Certain Additional Tax Matters 35
11. Independent Registered Public Accounting Firm and Financial Statements                          36
Appendix A -- Ratings of Municipal Obligations                                                     A-1
Appendix B -- Proxy Voting Policies and Procedures                                                 B-1

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS


     The Funds are no-load, open-end management investment companies and are series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Liquid Reserves, U.S. Treasury Reserves, and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, they were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2005, of Tax Free Reserves, Class A shares of Liquid Reserves, Class A shares of U.S. Treasury Reserves and Class O shares of Citi Institutional Cash Reserves; the Prospectus, dated December 31, 2005, of SVB Securities Liquid Reserves Shares of Liquid Reserves; and the Prospectus, dated December 31, 2005, of SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves, by which shares of the Funds are offered.


     Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

     Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

     The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

     Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

     The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

     The Portfolios sell interests to investors in addition to the Funds, including mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

     Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("CGMI" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010.

     Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

     Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of each Portfolio. The selection of investments for each Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

     Shares of each Fund are continuously offered by the Distributor and may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment managers or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to shareholder services and distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

     The investment objective of CITI INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

     The investment objective of CITI INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

     The investment objectives of CITI INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

     The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

     Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves seeks its investment objective by investing all of its investable assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both Funds and Portfolios, as applicable.

     A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

     Except for Tax Free Reserves' policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

CITI INSTITUTIONAL LIQUID RESERVES

     Citi Institutional Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Liquid Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances, in:

          (1) Bank obligations -- Liquid Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

          Liquid Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Liquid Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzer-land, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

          Since Liquid Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Liquid Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Liquid Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Liquid Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

          Non-U.S. banks in whose obligations Liquid Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

          (2) Obligations of, or guaranteed by, non-U.S. governments. Liquid Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.)

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables ("CARS"), and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Fund, since the Fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Liquid Reserves Portfolio may invest in other asset-backed securities.

     Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

     Citi Institutional U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

CITI INSTITUTIONAL TAX FREE RESERVES

     Citi Institutional Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks to achieve its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves Portfolio invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Tax Free Reserves Portfolio's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without investor approval.

     In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

     Tax Free Reserves Portfolio is non-diversified which means that it is not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, the Portfolio is required under the rules applicable to money market funds to diversify its portfolio. Furthermore, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Tax Free Reserves Portfolio may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

     All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

     All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)

MUNICIPAL OBLIGATIONS

     Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

          (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Duff & Phelps ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

          (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-13, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

          (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-13, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

     Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality.

The Trustees have determined that any Municipal Obligation that depends directly, or indirectly, through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (E.G., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

     MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

     In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

     Municipal bonds may be issued as "zero-coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

     MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

     For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information.

     MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or if sold, may not fully cover the Fund's exposure. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS.

     Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Portfolio may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest in a Municipal obligation gives the Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

     The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Reserves Portfolio may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria.

     Participation interests in Mutual Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

     In view of the possible concentration of Tax Free Reserves Portfolio in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

     Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

     For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

     Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Manager.

     Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

     When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

     The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

     The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

     Although under normal circumstances Tax Free Reserves Portfolio attempts to invest 100% of its net assets in Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. In addition, for temporary defensive purposes, Tax Free Reserves Portfolio may invest without limit in taxable securities. The kinds of taxable securities in which Tax Free Reserves Portfolio's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-13, A-1 or A-2 by Standard & Poor's or F-13, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. As described above, Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

STRUCTURED INSTRUMENTS

     Each of the Funds and Portfolios may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include:
(1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

     Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

     Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund or a Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the Fund's or the Portfolio's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33-1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

     Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

     The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

     A Fund or Portfolio may not:

          (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

          (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations.

     As a fundamental policy, under normal market conditions, each of Tax Free Reserves and Tax Free Reserves Portfolio invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

     For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

     If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                       3. DETERMINATION OF NET ASSET VALUE

     The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, for Liquid Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for Tax Free Reserves, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. For Liquid Reserves and U.S. Treasury Reserves, this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which a Fund invests close early, such Fund's net asset value may be determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

     The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

     The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

     Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

     Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

     It is expected that each Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

        4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

     As described in the Prospectuses for the Funds, Liquid Reserves offers three classes of shares -- Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares --and U.S. Treasury Reserves and Tax Free Reserves offer one class of shares.

     Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. To the extent there are differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

     Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS A SHARES OF LIQUID RESERVES AND U.S. TREASURY RESERVES, AND SHARES OF TAX FREE RESERVES

     You may purchase these shares at a public offering price equal to such class' applicable net asset value per share. These shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

SVB SECURITIES LIQUID RESERVES AND SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES OF LIQUID RESERVES

     SVB Securities Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.45%. See "Distributor."

     SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. The minimum initial investment required by Silicon Valley Bank as Service Agent is currently $20 million. SVB Securities Institutional Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

     Each Service Agent has agreed to transmit to its customers who hold SVB Securities Liquid Reserves, or SVB Securities Institutional Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.


SALE OF SHARES

     Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

     Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the

Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


     The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTIONS OF SHARES

     The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities."

                                  5. MANAGEMENT

     Each Fund and Portfolio is supervised by a Board of Trustees. In each case, at least 75% of the Trustees are not affiliated with the Manager. The Trustees and officers of each Fund and Portfolio, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex overseen by the Trustees, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

     An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH       POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                             WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                              SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                            COMPLEX       FIVE YEARS
                                                                                            OVERSEEN BY
                                                                                            TRUSTEE
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
NON-INTERESTED TRUSTEES:
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Elliott J. Berv              Trustee          Since 2001   Executive Vice President and     37            Board Member, American
Born 1943                                                  Chief Operations Officer,                      Identity Corp. (doing
                                                           DigiGym Systems (on-line                       business as Morpheus
                                                           personal training systems)                     Technologies) (biometric
                                                           (since 2001); Consultant,                      information  management)
                                                           Catalyst (consulting) (since                   (since 2001); Director,
                                                           1984); Chief Executive Officer,                Lapoint Industries
                                                           Motocity USA (motorsport racing)               (industrial filter
                                                           (since 2004)                                   company) (since 2002);
                                                                                                          Director, Alzheimer's
                                                                                                          Association (New
                                                                                                          England Chapter)
                                                                                                          (since 1998)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Donald M. Carlton            Trustee          Since 2001   Consultant, URS Corporation      32            Director, Temple-Inland
Born 1937                                                  (engineering) (since 1999);                    (forest products) (since
                                                           former Chief Executive Officer,                2003); Director, American
                                                           Radian International L.L.C.                    Electric Power Co.
                                                           (engineering) (from 1996 to                    (electric utility) (since
                                                           1998); Member of the Management                1999); Director, National
                                                           Committee, Signature Science                   Instruments Corp.
                                                           (research and development)                     (technology) (since 1994)
                                                           (since 2000)                                   former Director, Valero
                                                                                                          Energy (petroleum
                                                                                                          refining) (from 1999 to
                                                                                                          2003)
 ---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------

---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH       POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                             WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                              SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                            COMPLEX       FIVE YEARS
                                                                                            OVERSEEN BY
                                                                                            TRUSTEE
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
A. Benton Cocanougher        Trustee          Since 2001   Dean Emeritus and Professor,     32            None
Born 1938                                                  Texas A&M University (since
                                                           2004); former Interim
                                                           Chancellor, Texas A&M University
                                                           System (from 2003 to 2004);
                                                           former Special Advisor to the
                                                           President, Texas A&M University
                                                           (from 2002 to 2003); former Dean
                                                           Emeritus and Wiley Professor,
                                                           Texas A&M University (from 2001
                                                           to 2002); former Dean and
                                                           Professor of Marketing, College
                                                           and Graduate School of Business
                                                           of Texas A&M University (from
                                                           1987 to 2001)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Mark T. Finn                 Trustee          Since 2001   Adjunct Professor, College of    37            Former President and
Born 1943                                                  William & Mary (since 2002);                   Director, Delta
                                                           Principal/Member, Balvan                       Financial, Inc.
                                                           Partners (investment management)               (investment advisory
                                                           (since 2002); Chairman, Chief                  firm) (from 1983 to
                                                           Executive Officer and Owner,                   1999)
                                                           Vantage Consulting Group, Inc.
                                                           (investment advisory and
                                                           consulting firm) (since 1998);
                                                           former Vice Chairman and Chief
                                                           Operating Officer, Lindner Asset
                                                           Management Company (mutual fund
                                                           company) (from 1988 to 2001);
                                                           former General Partner and
                                                           Shareholder, Greenwich Ventures
                                                           LLC (investment partnership)
                                                           (from 1996 to 2001); former
                                                           President, Secretary, and Owner,
                                                           Phoenix Trading Co. (commodity
                                                           trading advisory firm) (from
                                                           1997 to 2000)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Stephen Randolph Gross       Trustee          Since 2001   Chairman, HLB Gross Collins, PC  37            Director, Andersen
Born 1947                                                  (accounting and consulting firm)               Calhoun (assisted
                                                           (since 1979); Treasurer,                       living) (since 1987);
                                                           Coventry Limited, Inc. (Senior                 former Director, Yu
                                                           Living Facilities) (since 1985);               Save, Inc. (internet
                                                           former Managing Director,                      company) (from 1998 to
                                                           Fountainhead Ventures, L.L.C.                  2000); former Director,
                                                           (technology accelerator) (1998                 Hotpalm.com, Inc.
                                                           to 2003); former Treasurer, Hank               (wireless applications)
                                                           Aaron Enterprises (fast food                   (from 1998 to 2000);
                                                           franchise) (from 1985 to 2001);                former Director, United
                                                           former Partner, Capital                        Telesis, Inc.
                                                           Investment Advisory Partners                   (telecommunications)
                                                           (leverage buyout consulting)                   (from 1997 to 2002);
                                                           (from 2000 to 2002); former                    former Director,
                                                           Secretary, Carint N.A.                         ebank.com, Inc. (from
                                                           (manufacturing) (from 1998 to                  1997 to 2004)
                                                           2002)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Diana R. Harrington          Trustee          Since 1992   Professor, Babson College        37            None
Born 1940                                                  (since 1993)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------

---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH       POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                             WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                              SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                            COMPLEX       FIVE YEARS
                                                                                            OVERSEEN BY
                                                                                            TRUSTEE
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Susan B. Kerley              Trustee          Since 1992   Consultant, Strategic Management 37            Chairman and Independent
Born 1951                                                  Advisors, LLC (investment                      Board Member of Eclipse
                                                           consulting) (since 1990)                       Fund, Inc. and Eclipse
                                                                                                          Funds (which trade as
                                                                                                          Mainstay Funds)
                                                                                                          (currently supervises 16
                                                                                                          investment companies in
                                                                                                          the fund complex)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Alan G. Merten               Trustee          Since 2001   President, George Mason          32            Director, Xybernaut
Born 1941                                                  University (since 1996)                        Corporation (information
                                                                                                          technology) (since
                                                                                                          2004); Director, Digital
                                                                                                          Net Holdings, Inc.
                                                                                                          (since 2003); Director,
                                                                                                          Comshare, Inc.
                                                                                                          (information technology)
                                                                                                          (from 1985 to 2003)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
R. Richardson Pettit         Trustee          Since 2001   Professor of Finance,            32            None
Born 1942                                                  University of Houston
                                                           (from 1977 to 2002);
                                                           Independent Consultant
                                                           (since 1984)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
INTERESTED TRUSTEES:
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
R. Jay Gerken*               President,       Since 2002   Managing Director of CGMI;       185           None
Born 1951                    Chairman                      Chairman, President and Chief
                             and Chief                     Executive Officer of SBFM and
                             Executive                     CFM; President and Chief
                             Officer                       Executive Officer of certain
                                                           mutual funds associated with
                                                           Citigroup; formerly, Chairman,
                                                           President and Chief Executive
                                                           Officer of TIA (from 2002 to
                                                           2005); Portfolio Manager of
                                                           Smith Barney Allocation Series
                                                           Inc. (from 1996 to 2001) and
                                                           Smith Barney Growth and Income
                                                           Fund (from 1996 to 2001);
                                                           Chairman of the Board, Trustee
                                                           or Director of 185 funds in the
                                                           Citigroup fund complex
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
OTHER OFFICERS:
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Andrew Shoup*                Senior Vice      Since 2003   Director of CAM; Chief           N/A           N/A
Citigroup Asset              President                     Administrative Officer of
Management                   and Chief                     certain mutual funds associated
125 Broad Street             Administrative                with Citigroup; Head of
New York, NY 10004           Officer                       International Funds
                                                           Administration of CAM (from 2001
Born 1956                                                  to 2003); Director of Global
                                                           Funds Administration of CAM
                                                           (from 2000 to 2001); Head of
                                                           Citibank U.S. Funds
                                                           Administration of CAM (from 1998
                                                           to 2000)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Robert I. Frenkel*           Secretary and    Since 2000   Managing Director and General    N/A           N/A
Citigroup Asset              Chief Legal      Since 2003   Counsel, Global Mutual Funds for
Management                   Officer                       CAM (since 2000); Officer of
300 First Stamford Place                                   Citigroup or its predecessors
Stamford, CT 06902                                         (since 1994); Secretary of CFM;
                                                           Secretary of certain mutual
Born 1954                                                  funds associated with Citigroup;
                                                           Chief Legal Officer of certain
                                                           mutual funds associated with
                                                           Citigroup
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------

---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH       POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                             WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                              SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                            COMPLEX       FIVE YEARS
                                                                                            OVERSEEN BY
                                                                                            TRUSTEE
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Andrew Beagley*              Chief            Since 2004   Chief Anti-Money Laundering      N/A           N/A
Citigroup Asset              Compliance                    Compliance Officer and Chief
Management                   Officer and                   Compliance Officer of certain
399 Park Avenue              Chief Anti-      Since 2002   mutual funds associated with
New York, NY 10022           Money                         Citigroup; Managing Director,
                             Laundering                    CGMI (since 2005); Director,
Born 1962                    Compliance                    CGMI (from 2000 to 2005);
                             Officer                       Director of Compliance, North
                                                           America, of CAM (since 2000);
                                                           Director of Compliance, Europe,
                                                           the Middle East and Africa, of
                                                           CAM (from 1999 to 2000);
                                                           Compliance Officer, Salomon
                                                           Brothers Asset Management
                                                           Limited, Smith Barney Global
                                                           Capital Management Inc., Salomon
                                                           Brothers Asset Management Asia
                                                           Pacific Limited (from 1997 to
                                                           1999)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Frances Guggino*             Chief            Since 2002   Director, CAM; Treasurer and/or  N/A           N/A
Citigroup Asset              Financial                     Controller of certain funds
Management                   Officer and                   associated with Citigroup (since
125 Broad Street             Treasurer;                    1991)
New York, NY 10004

Born 1957
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Wendy Setnicka*              Controller       Since 2004   Vice President, CAM (since       N/A           N/A
Citigroup Asset                                            2002); Assistant Vice President,
Management                                                 CAM (from 1998 to 2002)
125 Broad Street
New York, NY 10004

Born 1964
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Thomas C. Mandia*            Assistant        Since 2000   Managing Director and Deputy     N/A           N/A
300 First Stamford Place     Secretary                     General Counsel, CAM (Since
Stamford, CT 06902                                         1992); Assistant Secretary of
Birth year: 1962                                           certain mutual funds associated
                                                           with Citigroup
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Rosemary D. Emmens           Assistant        Since 2000   Director and Associate General   N/A           N/A
300 First Stamford Place     Secretary                     Counsel, CAM (since 1998);
Stamford, CT 06902                                         Counsel, The Dreyfus Corporation
Birth year: 1969                                           (1995-1998); Assistant Secretary
                                                           of certain mutual funds
                                                           associated with Citigroup
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
Harris C. Goldblat*          Assistant        Since 2000   Director and Associate General   N/A           N/A
300 First Stamford Place     Secretary                     Counsel, CAM (since 2000);
Stamford, CT 06902                                         Assistant Secretary of certain
Birth Year: 1969                                           mutual funds associated with
                                                           Citigroup; Associate, Stroock
                                                           Stroock & Lavan LLP (1997-2000)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------
George Hoyt*                 Assistant        Since 2005   Vice President and Assistant     N/A           N/A
300 First Stamford Place     Secretary                     General Counsel, CAM (since
Stamford, CT 06902                                         2005); Assistant Secretary of
Birth Year: 1965                                           certain mutual funds associated
                                                           with Citigroup; Associate,
                                                           Sidley Austin Brown & Wood, LLP
                                                           (from 2000-2005)
---------------------------- ---------------- ------------ -------------------------------- ------------- ------------------------

     The business affairs of the Funds are managed by or under the direction of the Board of Trustees.

     The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds' independent registered public accounting firm, and the Funds' compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Funds' independent registered public accounting firm to its Manager and any affiliated service providers if the engagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met __ times.

     The Board has a standing governance committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act.

     The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met ____ times as of the most recent fiscal year ended August 31, 2005.

     The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Funds' Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

     The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates' qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

     o whether or not the person is an "interested person," as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

     o whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

     o whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

     o whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

     o the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person's business and professional experience, education and such other factors as the committee may consider relevant;

     o   the character and integrity of the person; and

     o whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Funds, as applicable.

     The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of each Fund's management contract, applicable distribution plans and distribution agreement. The Performance and Review Committee met ______ times as of the most recent fiscal year ended August 31, 2005.

     The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

                                                      DOLLAR RANGE OF EQUITY SECURITIES
                                                    ----------------------------------------
                                                                                                  AGGREGATE DOLLAR
                                                                                                  RANGE OF EQUITY
                                                                                                 SECURITIES IN ALL
                                                                                               REGISTERED INVESTMENT
                                                                                                    COMPANIES IN
                                                                                                  THE FUND COMPLEX
                                                      U.S. TREASURY                                   OVERSEEN
NAME OF TRUSTEE                  LIQUID RESERVES         RESERVES       TAX FREE RESERVES          BY THE TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Elliott J. Berv                   None               None              None                       $50,001-$100,000
Donald M. Carlton                 None               None              None                         Over $100,000
A. Benton Cocanougher             None               None              None                          $1-$10,000
Mark T. Finn                      None               None              None                          $1-$10,000
Stephen Randolph Gross            None               None              None                             None

                                                      DOLLAR RANGE OF EQUITY SECURITIES
                                                   ----------------------------------------
                                                                                                  AGGREGATE DOLLAR
                                                                                                  RANGE OF EQUITY
                                                                                                 SECURITIES IN ALL
                                                                                               REGISTERED INVESTMENT
                                                                                                 COMPANIES OVERSEEN
                                                                                               BY THE TRUSTEE IN THE
                                                      U.S. TREASURY                             FAMILY OF INVESTMENT
NAME OF TRUSTEE                  LIQUID RESERVES         RESERVES       TAX FREE RESERVES            COMPANIES
----------------------------------------------------------------------------------------------------------------------------
Diana R. Harrington                   None                 None               None                $10,001-$50,000
Susan B. Kerley                       None                 None               None                   $1-$10,000
Alan G. Merten                        None                 None               None                   $1-$10,000
R. Richardson Pettit                  None                 None               None                $10,001-$50,000

INTERESTED TRUSTEE:

R. Jay Gerken                         None                 None               None                    Over 100,000

     None of the disinterested Trustees or their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor as of December 31, 2004.

     Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2005 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

     Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not "interested persons," as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an "interested person," as defined in the 1940 Act, does not receive compensation from the Funds but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     Each Fund pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Funds will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

                           TRUSTEES COMPENSATION TABLE

                        AGGREGATE        AGGREGATE       PENSION OR
                        AGGREGATE      COMPENSATION     RETIREMENT        BENEFITS           TOTAL         NUMBER OF FUNDS IN
                      COMPENSATION       FROM U.S.       COMPENSATION      PAID AS       COMPENSATION      COMPLEX UPON WHICH
                       FROM LIQUID       TREASURY       FROM TAX FREE   PART OF FUND    FROM THE FUNDS        THE TRUSTEES
TRUSTEE                RESERVES(1)      RESERVES(1)      RESERVES(1)     EXPENSES(1)    AND COMPLEX(2)         SERVED(2)
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Elliott J. Berv                                                             None           $ 90,200                37
Donald M. Carlton                                                           None           $ 92,800                32
A. Benton Cocanougher                                                       None           $ 83,400                32
Mark T. Finn                                                                None           $ 95,400                37
Stephen Randolph Gross                                                      None           $ 95,300                37
Diana R. Harrington                                                         None           $ 90,100                37
Susan B. Kerley                                                             None           $120,200                37
Alan G. Merten                                                              None           $ 82,600                32
R. Richardson Pettit                                                        None           $ 90,300                32

INTERESTED TRUSTEE:

R. Jay Gerken              $0                       $0        $0            None              $ 0                 222

-----------------------
(1) Information is for the fiscal year ended August, 31, 2005.

(2) Information is for the calendar year ending as of December 31, 2004.

     The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Funds, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been obtained. Amounts under the Plan may be paid in twenty equal installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

     The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

              --------------------------------------------------------------------------------------------------
                                                 YEARS OF SERVICE
   AVERAGE    --------------------------------------------------------------------------------------------------
COMPENSATION IN
   LAST YEAR        5             6              7                8                  9               10 YEARS
  OF SERVICE      YEARS         YEARS          YEARS            YEARS              YEARS             OR MORE
----------------------------------------------------------------------------------------------------------------
    $ 80,000    $200,000       $240,000       $280,000         $320,000          $360,000            $400,000
    $ 90,000    $225,000       $270,000       $315,000         $360,000          $405,000            $450,000
    $100,000    $250,000       $300,000       $350,000         $400,000          $450,000            $500,000
----------------------------------------------------------------------------------------------------------------
    $110,000    $ ______       $ ______       $ ______         $ ______          $ ______            $ ______
    $120,000    $ ______       $ ______       $ ______         $ ______          $ ______            $ ______
    $130,000    $ ______       $ ______       $ ______         $ ______          $ ______            $ ______




     Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

     During the fiscal year ended August 31, 2005, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $_____ in 4 quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments; and Mr. William Woods, an aggregate of $______ in 4 quarterly installment payments.

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of Liquid Reserves:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Liquid Reserves shares of Liquid Reserves:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Institutional Liquid Reserves shares of Liquid Reserves:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of U.S. Treasury Reserves:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Tax Free Reserves:

     As of December __, 2005, the Trustees and officers as a group owned less than 1% of each class of each Fund.

     The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

     Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER


     The Manager acts as the investment manager to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). In connection with the proposed change of control of the Manager, in August 2005 the Trustees approved a new Management Agreement for each Fund, subject to shareholder approval, that is substantially similar in all material respects to the Management Agreement then in effect for such Fund. Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Portfolio. Currently, advisory services for each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.


     The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Funds and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

     Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

     Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

     CITI INSTITUTIONAL LIQUID RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves Portfolio to the Manager under the Management Agreement, after waivers, were $34,902,447, $28,690,608 and ________, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves to the Manager under its current Management Agreement, after waivers, were $21,594,757, $11,119,809, and ____________, respectively.

     CITI INSTITUTIONAL U.S. TREASURY RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves Portfolio under its Management Agreement, after waivers, were $1,231,929, $1,077,844 and _________, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves to the Manager under its Management Agreement, after waivers, were $923,962, $892,700 and __________, respectively.

     CITI INSTITUTIONAL TAX FREE RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Tax Free Reserves Portfolio to the Manager under its Management Agreement, after waivers, were $1,739,474, $1,959,899 and __________, respectively. For the fiscal years ended August 31, 2003, 2004, and 2005, the fees paid by Tax Free Reserves to the Manager under its Management Agreement, after waivers, were $715,180, $667,449 and ________, respectively.

DISTRIBUTOR

     The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written distribution agreement (the "Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

The Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Funds have each adopted shareholder services and distribution plans (each a "12b-1 Plan" or the "Plan" and collectively, the "12b-1 Plans" or the "Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, a Fund may pay monthly fees as a percentage of the average daily net assets of the respective Fund or class, as applicable, at an annual rate not to exceed the following:

Liquid Reserves -- Class A                                                 0.10%
Liquid Reserves --SVB Securities Liquid Reserves Share                     0.45%
Liquid Reserves -- SVB Securities Institutional Liquid Reserves Shares     0.10%
U.S. Treasury Reserves -- Class A                                          0.10%
Tax Free Reserves                                                          0.10%

     Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The 12b-1 Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the Funds or classes currently imposes any sales charges.

     The 12b-1 Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Plans for the Funds, the Trustees will review the Plans and the expenses for each Fund and each class within a Fund separately.

     Each 12b-1 Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

     Each 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. Each Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the 12b-1 Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the distributor by each Fund for the past three fiscal years under the 12b-1 plans are set forth below.

     LIQUID RESERVES -- CLASS A SHARES: For the fiscal years ended August 31, 2003 and 2004, all fees payable from Class A shares of Liquid Reserves to the Distributor under its current 12b-1 Plan were voluntarily waived. For the fiscal year ended August 31, 2005, Class A shares of Liquid Reserves paid, after waivers, $_____________ to the Distributor under its current Plan.

     LIQUID RESERVES -- SVB SECURITIES LIQUID RESERVES SHARES: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securites Liquid Reserves Shares paid, after waivers, $1,621,901, $1,042,365 and __________, respectively, to the Distributor under its current 12b-1 Plan.

     LIQUID RESERVES -- SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securities Institutional Liquid Reserves Shares paid, after waivers, $957,200, $948,269 and __________, respectively, to the Distributor under its current 12b-1 Plan.

     U.S. TREASURY RESERVES -- CLASS A: For the fiscal years ended August 31, 2003 and 2004, all fees payable from Class A shares of U.S. Treasury Reserves to the Distributor under its current 12b-1 Plan were voluntarily waived. For the fiscal year ended August 31, 2005, Class A shares of U.S. Treasury Reserves paid, after waivers, $_____________ to the Distributor under its current Plan.

TAX FREE RESERVES: For the fiscal years ended August 31, 2003 and 2004, all fees payable to Service Agents by Tax Free Reserves under its current 12b-1 Plan were waived. For the fiscal year ended August 31, 2005, Tax Free Reserves paid, after waivers, $_____________ to the Distributor under its current Plan.

     For the fiscal year ended August 31, 2005, all payments made to the Distributor under the 12b-1 Plans for SVB Securities Institutional Liquid Reserves Shares and SVB Securities Liquid Reserves Shares, classes of Citi Institutional Liquid Reserves, were paid to SVB Securities as service agent for such classes.

     In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.


CODE OF ETHICS

     Pursuant to Rule 17j-1 of the 1940 Act, the Funds and their investment adviser and distributor have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

     Copies of the Codes of Ethics of the Funds and their investment adviser and distributor are on file with the SEC.

PROXY VOTING POLICIES & PROCEDURES

     Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of each Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

     Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedure, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

     A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix B to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

     Information on how each Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available on the Manager's website, http://www.citigroupam.com, or on the Securities Exchange Commission's website at http://www.sec.gov.

TRANSFER AGENT AND CUSTODIAN

     Each of the Funds and the Portfolios has entered into a transfer agency agreement with ________, pursuant to which ___________ acts as the transfer agent for the Funds and the Portfolios. The principal business office of __________ is located at ________________________________________

     Each of the Funds and the Portfolios also has entered into a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and each Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                      6. DEALER COMMISSIONS AND CONCESSIONS

     From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                            7. PORTFOLIO TRANSACTIONS

     The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. [There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2005. The Portfolios do not anticipate paying brokerage commissions.] Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.

     Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

     Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. [No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate of the Manager.]

     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

                       8. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds have adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the business unit that includes the Funds' investment manager, with respect to the disclosure of the Funds' portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of Citi Fund Management Inc. or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

     CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

     Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund's holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Funds' Internet site that is accessible by the public, or through public release by a third party vendor.

     The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

         1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

         2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

         3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

         4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

         5. A fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

         6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

     Under the policy, if information about a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

     The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.

     Each of the Funds discloses its complete portfolio holdings approximately 25 days after month- end on its website www.citigroupam.com.

     Set forth below are charts showing those parties with whom CAM, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

     As of December 31, 2005, each of the Funds described in this Statement of Additional Information releases its portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   State Street Bank & Trust Co.      Daily                                    None
   (Fund Custodian and Accounting
   Agent)

   Institutional Shareholders         As necessary                             None
   Services  (Proxy Voting Services)

   S&P (Rating Agency)                Weekly Tuesday Night                     1 business day
   Moody's (Rating Agency)            Weekly Tuesday Night                     1 business day

As of December 31, 2005, each of the Funds described in this Statement of Additional Information may also release it portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   Bloomberg                          Quarterly                                25 Days after Quarter End
   Lipper                             Quarterly                                25 Days after Quarter End
   Morningstar                        Quarterly                                25 Days after Quarter End
   Baseline                           Daily                                    None
   Frank Russell                      Monthly                                  1 Day
   Callan                             Quarterly                                25 Days after Quarter End
   Mercer                             Quarterly                                25 Days after Quarter End
   Vestek                             Daily                                    None
   Factset                            Daily                                    None
   eVestment Alliance                 Quarterly                                25 Days after Quarter End
   CRA RogersCasey                    Quarterly                                25 Days after Quarter End
   Cambridge Associates               Quarterly                                25 Days after Quarter End
   Marco Consulting                   Quarterly                                25 Days after Quarter End
   Wilshire                           Quarterly                                25 Days after Quarter End
   Informa Investment Services        Quarterly                                25 Days after Quarter End
   (Efron)
   CheckFree (Mobius)                 Quarterly                                25 Days after Quarter End
   Nelsons Information                Quarterly                                25 Days after Quarter End
   Investor Tools                     Daily                                    None
   Advent                             Daily                                    None
   BARRA                              Daily                                    None

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   Plexus                             Quarterly (Calendar)                     Sent the 1-3 business day
                                                                               following the end of a Quarter
   Elkins/McSherry                    Quarterly (Calendar)                     Sent the first business day
                                                                               following the end of a Quarter
   Quantitative Services Group        Daily                                    None
   AMBAC                              Daily                                    None
   Deutsche Bank                      Monthly                                  6-8 Business Days
   Fitch                              Monthly                                  6-8 Business Days
   Liberty Hampshire                  Weekly and Month End                     None
   Sun Trust                          Weekly and Month End                     None
   New England Pension Consultants    Quarterly                                25 Days after Quarter End
   Evaluation Associates              Quarterly                                25 Days after Quarter End
   Watson Wyatt                       Quarterly                                25 Days after Quarter End

     With respect to each such arrangement, the Funds have a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Funds. Neither the Funds, CAM or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Funds are each a series of the Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Funds, there are currently two other series of the Trust, Citi Institutional Cash Reserves and Citi Institutional Enhanced Income Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

     A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund. The exercise of the power granted to a Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

     The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

     Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (E.G., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

     The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

     Any Fund or class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of any Fund or class or the Trust voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of any Fund or class or the Trust voting as a single class. Any Fund or class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

     The Funds are series of the Trust, an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (E.G., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Declaration of Trust further provides that obligations of the Fund or Trust are not binding upon the Trustees individually but only upon the property of the Fund or Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Funds' Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.


     The Funds' Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     The Portfolios in which the Funds invest are New York trusts and are also governed by Declarations of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

     A Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                       10. CERTAIN ADDITIONAL TAX MATTERS

     The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a Fund may have on their own tax situations.

     Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Fund's overall income, and in the case of a Tax Free Fund, as a percentage of its tax-exempt income), and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

     Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio's assets ultimately invested within various countries.

     The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

     Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

LEGAL MATTERS

     Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC ("SBFM," collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the "Funds"), rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of the filing of this document with the SEC, Citigroup Asset Management believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the funds (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

     As of the date above, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Funds have received information from Citigroup Asset Management ("CAM") concerning Smith Barney Fund Management LLC ("SBFM") and Salomon Brothers Asset Management Inc ("SBAM"), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

     On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Funds or their ability to perform their respective investment advisory services relating to the Funds.

     The SEC staff's recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM's worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

INDEPENDENT REGISTERED ACCOUNTING FIRM

     _____________________________________________________________________, is
the independent registered public accounting firm for the Portfolios and the Funds.

      The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the periods indicated, Notes to Financial Statements and Report of Independent Registered Public Accounting
Firm) and of Liquid Reserves Portfolio (Schedule of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting
Firm), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of ___________________, the Fund's independent registered accounting firm, as it pertains to the fiscal year ended August 31, 2005. Fiscal years prior to August 31, 2005 were audited by other auditors.

     The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2005, Statements of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of_____________________, the Fund's independent registered public accounting firm.

     The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Tax Free Reserves Portfolio (Schedule of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of __________________, the Fund's independent registered public accounting firm.

     A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                      APPENDIX A

                        RATINGS OF MUNICIPAL OBLIGATIONS*

                          [TO BE UPDATED BY AMENDMENT]

     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST MUNICIPAL LONG-TERM RATINGS: AAA -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A -- Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Moody's appends numerical modifiers "1", "2" and "3" to each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION:

     In municipal debt issuance, Moody's ratings for short-term municipal obligations are designated as Municipal Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is given a Variable Municipal Investment Grade (VMIG) rating. MIG ratings expire at the maturity of the obligation. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 -- This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S THREE HIGHEST LONG-TERM ISSUE
RATINGS:

     Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

     AAA -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

     AA -- An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     Plus (3) or Minus (3): The "AA" and "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF NOTES:

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

          SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (3) designation.

          SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

     A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1 -- An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (3). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

     A-2 -- An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S DUAL RATINGS:

     Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-13"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-13/A-13").

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

     When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

     Variable-rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F13." The first rating denotes long-term ability to make principal and interest payments, the second rating denotes ability to meet a demand feature in full and on time.

     AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "3" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "3" to denote any exceptionally strong credit feature.

     F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

     In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

     In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

     CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

     If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the

Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR

Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT

[--------------------------------]
[--------------------------------]

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(FOR CITI INSTITUTIONAL LIQUID RESERVES)

[--------------------------------]


LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS
For Private Banking Clients: Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place, Stamford, CT 06902
Call Your Citigroup Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way, New Castle, DE 19720

                                                                    Statement of
                                                          Additional Information


                                                               December 31, 2005


CITI(SM) INSTITUTIONAL CASH RESERVES


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, each dated December 31, 2005, for Class O shares of Citi(SM) Institutional Cash Reserves (the "Fund"), Class S shares of the Fund, Class L shares of the Fund, Class I shares of the Fund, and the SVB Securities Horizon Shares, a separate class of shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described in section 11 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor in SVB Securities Horizon Shares may obtain copies of the Fund's Prospectuses and Annual Report without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792 toll-free.


     The Fund is series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                           PAGE
1.    The Fund                                                                 2
2.    Investment Objective, Policies and Restrictions                          3
3.    Determination of Net Asset Value                                         8
4.    Additional Information on the Purchase and Sale of Fund Shares           9
5.    Management                                                              10
6.    Dealer Commissions and Concessions                                      22
7.    Portfolio Transactions                                                  22
8.    Disclosure of Portfolio Holdings                                        23
9.    Description of Shares, Voting Rights and Liabilities                    25
10.   Certain Additional Tax Matters                                          26
11.   Independent Registered Public Accounting Firm and Financial
      Statements                                                              27
Appendix A: Proxy Voting Policies and Procedures                             A-1


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND

     CitiFunds(SM) Institutional Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is the Fund, Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Institutional Cash Reserves was called CitiFunds Institutional Cash Reserves.

     The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

     The Fund utilizes a master/feeder structure by investing all of its investable assets in Prime Cash Reserves Portfolio (the "Portfolio"). The Portfolio is a diversified, open-end management investment company that has the same investment objectives and policies as the Fund. The Fund's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

     The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

     The Portfolio, as a series of a Massachusetts business trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

     The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

     Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("CGMI" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010.

     The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

     Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund and the Portfolio. Citi Fund Management manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund and Portfolio.


The Board of Trustees provides broad supervision over the affairs of the Fund. Shares are continuously offered by the Distributor. Shares may be purchased from the Distributor or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank. Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, the Distributor and Service Agents may receive fees from the Fund pursuant to shareholder services and distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

     The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

     The Trust seeks the investment objective of the Fund by investing all of the Fund's assets in the Portfolio which has the same investment objectives and policies as the Fund. The Prospectuses contain a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both the Fund and the Portfolio, as applicable.

     The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of the Fund's shareholders would not be required to change any of its investment policies.

     The Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (I.E., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

          (1) Bank obligations -- The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

          The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

          Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S.

     banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

          Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

          (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price.

          Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund's total net assets.

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

          (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and
     (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

     Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

          The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

     The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES

     In order to ensure the availability of suitable securities, the Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Portfolio at a future date beyond customary settlement time. Under normal circumstances, the Portfolio takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Portfolio establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                             INVESTMENT RESTRICTIONS


     The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


     Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

THE FUND OR PORTFOLIO MAY NOT:

          (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

          (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS

     If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                       3. DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund's net assets (I.E., the value of its assets attributable to a class, including its investment in the underlying Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made on days when the financial markets in which the Fund invests close early, the Fund's net asset value is determined as of the earlier close. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

     The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.


     Pursuant to the rules of the SEC, the Fund's and the Portfolio's Trustees have established procedures to stabilize the value of the Fund's and Portfolio's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.


     It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts, if and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


     Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

                    4. ADDITIONAL INFORMATION ON THE PURCHASE
                             AND SALE OF FUND SHARES

     As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares. SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank.

     Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

     Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

SALE OF SHARES

     Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


     Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

     Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


     The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

     The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                  5. MANAGEMENT


     Each of the Fund and the Portfolio is supervised by a Board of Trustees of which at least 75% of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trusts, their dates of birth, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex overseen by the Trustee, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.


     An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


--------------------- ------------ ------------- ---------------------------------------------- --------------- -------------------
NAME AND YEAR OF      POSITION(S)  LENGTH OF     PRINCIPAL OCCUPATION(S)                        NUMBER OF       OTHER BOARD
BIRTH                 WITH FUND    TIME SERVED   DURING PAST 5 YEARS                            PORTFOLIOS IN   MEMBERSHIPS HELD BY
                                                                                                FUND COMPLEX    TRUSTEE DURING PAST
                                                                                                OVERSEEN BY     FIVE YEARS
                                                                                                TRUSTEE
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
NON-INTERESTED
TRUSTEES:
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Elliott J. Berv       Trustee      Since 2001    Executive Vice President and Chief             37              Board Member,
Born 1943                                        Operations Officer, DigiGym Systems (on-line                   American Identity
                                                 personal training systems) (since 2001);                       Corp. (doing
                                                 Consultant, Catalyst (consulting) (since                       business as
                                                 1984); Chief Executive Officer, Motocity USA                   Morpheus
                                                 (motorsport racing) (since 2004)                               Technologies)
                                                                                                                (biometric
                                                                                                                information
                                                                                                                management) (since
                                                                                                                2001); Director,
                                                                                                                Lapoint Industries
                                                                                                                (industrial filter
                                                                                                                company) (since
                                                                                                                2002); Director,
                                                                                                                Alzheimer's
                                                                                                                Association (New
                                                                                                                England Chapter)
                                                                                                                (since 1998)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Donald M. Carlton     Trustee      Since 2001    Consultant, URS Corporation (engineering)      32              Director,
Born 1937                                        (since 1999); former Chief Executive                           Temple-Inland
                                                 Officer, Radian International L.L.C.                           (forest products)
                                                 (engineering) (from 1996 to 1998); Member of                   (since 2003);
                                                 the Management Committee, Signature Science                    Director, American
                                                 (research and development) (since 2000)                        Electric Power Co.
                                                                                                                (electric utility)
                                                                                                                (since 1999);
                                                                                                                Director, National
                                                                                                                Instruments Corp.
                                                                                                                (technology) (since
                                                                                                                1994); former
                                                                                                                Director, Valero
                                                                                                                Energy (petroleum
                                                                                                                refining) (from
                                                                                                                1999 to 2003)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
A. Benton             Trustee      Since 2001    Dean Emeritus and Professor, Texas A&M         32              None
Cocanougher                                      University (since 2004); former Interim
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------

--------------------- ------------ ------------- ---------------------------------------------- --------------- -------------------
NAME AND YEAR OF      POSITION(S)  LENGTH OF     PRINCIPAL OCCUPATION(S)                        NUMBER OF       OTHER BOARD
BIRTH                 WITH FUND    TIME SERVED   DURING PAST 5 YEARS                            PORTFOLIOS IN   MEMBERSHIPS HELD BY
                                                                                                FUND COMPLEX    TRUSTEE DURING PAST
                                                                                                OVERSEEN BY     FIVE YEARS
                                                                                                TRUSTEE
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Born 1938                                        Chancellor, Texas A&M University System
                                                 (from 2003 to 2004); former Special Advisor
                                                 to the President, Texas A&M University (from
                                                 2002 to 2003); former Dean Emeritus and Wiley
                                                 Professor, Texas A&M University (from 2001
                                                 to 2002); former Dean and Professor of
                                                 Marketing, College and Graduate School of
                                                 Business of Texas A&M University (from 1987
                                                 to 2001)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Mark T. Finn          Trustee      Since 2001    Adjunct Professor, College of William & Mary   37              Former President
Born 1943                                        (since 2002); Principal/Member, Balvan                         and Director, Delta
                                                 Partners (investment management) (since                        Financial, Inc.
                                                 2002); Chairman, Chief Executive Officer and                   (investment
                                                 Owner, Vantage Consulting Group, Inc.                          advisory firm)
                                                 (investment advisory and consulting firm)                      (from 1983 to 1999)
                                                 (since 1998); former Vice Chairman and Chief
                                                 Operating Officer, Lindner Asset Management
                                                 Company (mutual fund company) (from 1988 to
                                                 2001); former General Partner and
                                                 Shareholder, Greenwich Ventures LLC
                                                 (investment partnership) (from 1996 to
                                                 2001); former President, Secretary, and
                                                 Owner, Phoenix Trading Co. (commodity
                                                 trading advisory firm) (from 1997 to 2000)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Stephen Randolph      Trustee      Since 2001    Chairman, HLB Gross Collins, PC (accounting    37              Director, Andersen
Gross                                            and consulting firm) (since 1979);                             Calhoun (assisted
Born 1947                                        Treasurer, Coventry Limited, Inc. (Senior                      living) (since
                                                 Living Facilities) (since 1985); former                        1987); former
                                                 Managing Director, Fountainhead Ventures,                      Director, Yu Save,
                                                 L.L.C. (technology accelerator) (1998 to                       Inc. (internet
                                                 2003); former Treasurer, Hank Aaron                            company) (from 1998
                                                 Enterprises (fast food franchise) (from 1985                   to 2000); former
                                                 to 2001); former Partner, Capital Investment                   Director,
                                                 Advisory Partners (leverage buyout                             Hotpalm.com, Inc.
                                                 consulting) (from 2000 to 2002); former                        (wireless
                                                 Secretary, Carint N.A. (manufacturing) (from                   applications) (from
                                                 1998 to 2002)                                                  1998 to 2000);
                                                                                                                former Director,
                                                                                                                United Telesis,
                                                                                                                Inc.
                                                                                                                (telecommunications)
                                                                                                                (from 1997 to
                                                                                                                2002); former
                                                                                                                Director,
                                                                                                                ebank.com, Inc.
                                                                                                                (from 1997 to 2004)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Diana R. Harrington   Trustee      Since 1992    Professor, Babson College (since 1993)         37              None
Born 1940
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------

--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
NAME AND YEAR OF      POSITION(S)  LENGTH OF     PRINCIPAL OCCUPATION(S)                        NUMBER OF       OTHER BOARD
BIRTH                 WITH FUND    TIME SERVED   DURING PAST 5 YEARS                            PORTFOLIOS IN   MEMBERSHIPS HELD BY
                                                                                                FUND COMPLEX    TRUSTEE DURING PAST
                                                                                                OVERSEEN BY     FIVE YEARS
                                                                                                TRUSTEE
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Susan B. Kerley       Trustee      Since 1992    Consultant, Strategic Management Advisors,     37              Chairman and
Born 1951                                        LLC (investment consulting) (since 1990)                       Independent Board
                                                                                                                Member of Eclipse
                                                                                                                Fund, Inc. and
                                                                                                                Eclipse Funds
                                                                                                                (which trade as
                                                                                                                Mainstay Funds)
                                                                                                                (currently
                                                                                                                supervises 16
                                                                                                                investment
                                                                                                                companies in the
                                                                                                                fund complex)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Alan G. Merten        Trustee      Since 2001    President, George Mason University (since      32              Director, Xybernaut
Born 1941                                        1996)                                                          Corporation
                                                                                                                (information
                                                                                                                technology) (since
                                                                                                                2004); Director,
                                                                                                                Digital Net
                                                                                                                Holdings, Inc.
                                                                                                                (since 2003);
                                                                                                                Director, Comshare,
                                                                                                                Inc. (information
                                                                                                                technology) (from
                                                                                                                1985 to 2003)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
R. Richardson Pettit  Trustee      Since 2001    Professor of Finance, University of Houston    32              None
Born 1942                                        (from 1977 to 2002); Independent Consultant
                                                 (since 1984)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
INTERESTED TRUSTEE:
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
R. Jay Gerken*        President,   Since 2002    Managing Director of CGMI; Chairman,           185             None
Born 1951             Chairman                   President and Chief Executive Officer of
                      and Chief                  SBFM and CFM; President and Chief Executive
                      Executive                  Officer of certain mutual funds associated
                      Officer                    with Citigroup; formerly, Chairman,
                                                 President and Chief Executive Officer of TIA
                                                 (from 2002 to 2005); Portfolio Manager of
                                                 Smith Barney Allocation Series Inc. (from 1996
                                                 to 2001) and Smith Barney Growth and Income
                                                 Fund (from 1996 to 2001); Chairman of the
                                                 Board, Trustee or Director of 185 funds in the
                                                 Citigroup fund complex
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
OTHER OFFICERS:
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Andrew Shoup*         Senior Vice  Since 2003    Director of CAM; Chief Administrative          N/A             N/A
Citigroup Asset       President                  Officer of certain mutual funds associated
Management            and Chief                  with Citigroup; Head of International Funds
125 Broad Street      Admin-                     Administration of CAM (from 2001 to 2003);
New York, NY 10004    istrative                  Director of Global Funds Administration of
Born 1956             Officer                    CAM (from 2000 to 2001); Head of Citibank
                                                 U.S. Funds Administration
                                                 of CAM (from 1998 to 2000)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------

--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
NAME AND YEAR OF      POSITION(S)  LENGTH OF     PRINCIPAL OCCUPATION(S)                        NUMBER OF       OTHER BOARD
BIRTH                 WITH FUND    TIME SERVED   DURING PAST 5 YEARS                            PORTFOLIOS IN   MEMBERSHIPS HELD BY
                                                                                                FUND COMPLEX    TRUSTEE DURING PAST
                                                                                                OVERSEEN BY     FIVE YEARS
                                                                                                TRUSTEE
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Robert I. Frenkel*    Secretary     Since 2000   Managing Director and General Counsel,         N/A             N/A
Citigroup Asset       and Chief     Since 2003   Global Mutual Funds for CAM (since 2000);
Management            Legal                      Officer of Citigroup or its predecessors
300 First Stamford    Officer                    (since 1994); Secretary of CFM; Secretary of
Place                                            certain mutual funds associated with
Stamford, CT 06902                               Citigroup; Chief Legal Officer of certain
Born 1954                                        mutual funds associated with Citigroup
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Andrew Beagley*       Chief        Since 2004    Chief Anti-Money Laundering Compliance         N/A             N/A
Citigroup Asset       Compliance                 Officer and Chief Compliance Officer of
Management            Officer and                certain mutual funds associated with
399 Park Avenue       Chief        Since 2002    Citigroup; Managing Director, CGMI (since
New York, NY 10022    Anti-Money                 2005); Director, CGMI (from 2000 to 2005);
Born 1962             Laundering                 Director of Compliance, North America, of
                      Compliance                 CAM (since 2000); Director of Compliance,
                      Officer                    Europe, the Middle East and Africa, of CAM
                                                 (from 1999 to 2000); Compliance Officer,
                                                 Salomon Brothers Asset Management Limited,
                                                 Smith Barney Global Capital Management Inc.,
                                                 Salomon Brothers Asset Management Asia
                                                 Pacific Limited (from 1997 to 1999)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Frances Guggino*      Chief        Since 2002    Director, CAM; Treasurer and/or Controller     N/A             N/A
Citigroup Asset       Financial                  of certain funds associated with Citigroup
Management            Officer and                (since 1991)
125 Broad Street      Treasurer
New York, NY 10004
Born 1957
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Wendy Setnicka*       Controller   Since 2004    Vice President, CAM (since 2002); Assistant    N/A             N/A
Citigroup Asset                                  Vice President, CAM (from 1998 to 2002)
Management
125 Broad Street
New York, NY 10004
Born 1964
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Thomas C. Mandia*     Assistant    Since 2000    Managing Director and Deputy General           N/A             N/A
300 First Stamford    Secretary                  Counsel, CAM (Since 1992); Assistant
Place                                            Secretary of certain mutual funds associated
Stamford, CT 06902                               with Citigroup
Birth year: 1962

--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
NAME AND YEAR OF      POSITION(S)  LENGTH OF     PRINCIPAL OCCUPATION(S)                        NUMBER OF       OTHER BOARD
BIRTH                 WITH FUND    TIME SERVED   DURING PAST 5 YEARS                            PORTFOLIOS IN   MEMBERSHIPS HELD BY
                                                                                                FUND COMPLEX    TRUSTEE DURING PAST
                                                                                                OVERSEEN BY     FIVE YEARS
                                                                                                TRUSTEE
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Rosemary D. Emmens    Assistant    Since 2000    Director and Associate General Counsel, CAM    N/A             N/A
300 First Stamford    Secretary                  (since 1998);  Counsel, The Dreyfus
Place                                            Corporation (1995-1998); Assistant Secretary
Stamford, CT 06902                               of certain mutual funds associated with
Birth year: 1969                                 Citigroup
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
Harris C. Goldblat*   Assistant    Since 2000    Director and Associate General Counsel, CAM    N/A             N/A
300 First Stamford    Secretary                  (since 2000); Assistant Secretary of certain
Place                                            mutual funds associated with Citigroup;
Stamford, CT 06902                               Associate, Stroock Stroock & Lavan LLP
Birth Year: 1969                                 (1997-2000)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------
George Hoyt*          Assistant    Since 2005    Vice President and Assistant General           N/A             N/A
300 First Stamford    Secretary                  Counsel, CAM (since 2005); Assistant
Place                                            Secretary of certain mutual funds associated
Stamford, CT 06902                               with Citigroup; Associate, Sidley Austin
Birth Year: 1965                                 Brown & Wood, LLP (from 2000-2005)
--------------------- ------------ ------------- ---------------------------------------------- --------------- --------------------

     The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Trust, the qualifications and independence of the Fund's independent registered public accounting firm, and the Fund's compliance with legal and regulatory requirements. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met ___ times.

     The Board has a standing governance committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act.

     The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met ____ times as of the most recent fiscal year ended August 31, 2005.

     The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Fund's Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

     The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates' qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

     o whether or not the person is an "interested person," as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

     o whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

     o whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

     o whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

     o the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person's business and professional experience, education and such other factors as the committee may consider relevant;

     o    the character and integrity of the person; and

     o whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Fund, as applicable.

The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of the Fund's management contract, applicable distribution plans and distribution agreement. The Performance and Review Committee met ______ times as of the most recent fiscal year ended August 31, 2005.

     The following table shows the amount of equity securities owned by the Trustees in the Fund and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.


                        DOLLAR RANGE OF EQUITY SECURITIES

                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                                                          COMPANIES OVERSEEN
                                                         BY THE TRUSTEE IN THE
                                 CITI INSTITUTIONAL              FUND
NAME OF TRUSTEE                    CASH RESERVES                COMPLEX
---------------                  ------------------      --------------------
DISINTERESTED TRUSTEES:
Elliott J. Berv                         None                $10,001-$50,000
Donald M. Carlton                       None                 Over $100,000
A. Benton Cocanougher                   None                  $1-$10,000
Mark T. Finn                            None                  $1-$10,000
Stephen Randolph Gross                  None                     None
Diana R. Harrington                     None                $10,001-$50,000
Susan B. Kerley                         None                  $1-$10,000
Alan G. Merten                          None                  $1-$10,000
R. Richardson Pettit                    None                $10,001-$50,000

INTERESTED TRUSTEE:
R. Jay Gerken                                              Over $100,000

     Neither the disinterested trustees nor their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or Distributor as of December 31, 2004.

     Information regarding compensation paid to the Board Members as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not "interested persons," as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an "interested person," as defined in the 1940 Act, does not receive compensation from the Fund but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Fund pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

                           TRUSTEES COMPENSATION TABLE

                                                                                                       NUMBER OF
                                                              PENSION OR                               FUNDS IN
                                                              RETIREMENT        TOTAL COMPENSATION      COMPLEX
                                          AGGREGATE         BENEFITS PAID AS    FROM THE FUND AND      UPON WHICH
                                        COMPENSATION         PART OF FUND       FUND COMPLEX PAID     THE TRUSTEES
                                         FROM FUND(1)         EXPENSES(1)         TO TRUSTEES(2)        SERVED(2)
                                         ------------         -----------         --------------        ---------
TRUSTEE
DISINTERESTED TRUSTEES:

Elliott J. Berv                                                                      $90,200               37
Donald M. Carlton                                                                    $92,800               32
A. Benton Cocanougher                                                                $83,400               32
Mark T. Finn                                                                         $95,400               37
Stephen Randolph Gross                                                               $95,300               37
Diana R. Harrington                                                                  $90,100               37
Susan B. Kerley                                                                     $120,200               37
Alan G. Merten                                                                       $82,600               32
R. Richardson Pettit                                                                 $90,300               32
INTERESTED TRUSTEE:
R. Jay Gerken                                                                          $ 0                222

(1) Information is for the fiscal year ended August 31, 2005.

(2) Information is for the calendar year ending December 31, 2004.

     The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Fund, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.


     The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

                                                                YEARS OF SERVICE
      AVERAGE                                                     ----------------
  COMPENSATION IN
     LAST YEAR                                                                                                    10 YEARS
    OF SERVICE            5 YEARS           6 YEARS            7 YEARS             8 YEARS         9 YEARS         OR MORE
    ----------            -------           -------            -------             -------         -------         -------
      $ 80,000           $200,000          $240,000            $280,000           $320,000        $360,000        $400,000
      $ 90,000           $225,000          $270,000            $315,000           $360,000        $405,000        $450,000
      $100,000           $250,000          $300,000            $350,000           $400,000        $450,000        $500,000
      $110,000           $______           $______             $______            $______         $______         $______
      $120,000           $______           $______             $______            $______         $______         $______
      $130,000           $______           $______             $______            $______         $______         $______


     Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.


     During the fiscal year ended August 31, 2005, former Trustees of the Fund received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of ________ in 4 quarterly installment payments; Mr. E. Kirby Warren, an aggregate of ________ in 4 quarterly installment payments; and Mr. William Woods, an aggregate of ________ in 4 quarterly installment payments.

     As of December __, 2005, the Trustees and officers as a group owned less than 1% of each class of the Fund.

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class S of the Fund:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class L Shares of the Fund:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class O Shares of the Fund:

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Horizon Shares of the Fund:


     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

     The Declaration of Trust of the Trust further provides that (i) the appointment, designation or identification of a Trustee as a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other is special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights to indemnification.

     Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER


     The Manager acts as the investment manager to the Portfolio and the Fund pursuant in each case to management agreements (each a "Management Agreement"). In connection with the proposed change of control of the Manager, in August 2005 the Trustees approved a new Management Agreement for the Fund, subject to shareholder approval, that is substantially similar in all material respects to the Management Agreement then in effect for such Fund. Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.


     The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement with respect to the Fund provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers.

     Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect from year to year as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     The Manager provides the Fund and Portfolio with general office facilities and supervises the overall administration of the Fund and Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's and Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

     Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund's or Portfolio's Board of Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.


     For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by the Fund to the Manager under its Management Agreement, after waivers, were $0, $887,119 and ________, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by the Portfolio to the Manager under its Management Agreement, after waivers, were $1,448,581, $2,681,771 and ________.

DISTRIBUTOR

The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written distribution agreement with respect to each Fund (the "Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.


     Each Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Fund has adopted shareholder services and distribution plans (each a "12b-1 Plan" or the "Plan" and collectively, the "12b-1 Plans" or the "Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

Class I                                                                    0.35%
Class L                                                                    0.10%
Class O                                                                    0.60%
Class S                                                                    0.25%
SVB Securities Horizon Shares                                              0.27%

     Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.


     The 12b-1 Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the classes of the Fund currently impose any sales charges.

     The 12b-1 Plans permit the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the 12b-1 Plans for the Fund, the Trustees will review the Plans and the expenses for each class of the Fund separately.

     Each 12b-1 Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

     Each 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. Each Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the 12b-1 Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Agreement. Payments made to the Distributor by each class of the Fund for the past three fiscal years under the 12b-1 Plans are set forth below.

     CLASS I [was/was not] operational during the fiscal year ended August 31, 2005 and [did not make any payments to the Distributor/paid $________ to the Distributor.]

     CLASS L: For the fiscal years ended August 31, 2003, 2004 and 2005, Class L shares paid $513,358, $376,017 and ________, respectively, to the Distributor.

     CLASS S: For the fiscal years ended August 31, 2003, 2004 and 2005, Class S shares paid $585,280, $826,183 and ________, respectively, to the Distributor.

     CLASS O: For the fiscal years ended August 31, 2004 and 2005, Class O shares paid $0 and ________, respectively, to the Distributor.

     SVB SECURITIES HORIZON SHARES: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securities Horizon Shares paid $18,902, $130,180 and ________, respectively, to the Distributor.

     For the fiscal year ended August 31, 2005, of the payments made to the Distributor under the applicable 12b-1 Plan, the following amounts were used [(including, as applicable, additional amounts paid by entities affiliated with the Manager at that time out of their own resources)] for the principal types of activities set forth below:

                                    FINANCIAL
                                   CONSULTANT     OPERATIONAL
                                  COMPENSATION     EXPENSES    MARKETING   TOTAL
                                  ------------     --------    ---------   -----
Citi Institutional Cash Reserves
Class L
Class S

     [For the fiscal year ended August 31, 2005, all payments made to the Distributor under the 12b-1 Plan for SVB Securities Horizon Shares, a class of Citi Institutional Cash Reserves, were paid to SVB Securities as service agent for such class.]


CODE OF ETHICS


     Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment adviser and distributor have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

     Copies of the Codes of Ethics of the Fund and its investment adviser and distributor are on file with the SEC.


PROXY VOTING POLICIES & PROCEDURES

     Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

     Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

     A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

     Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the Manager's website, http://www.citigroupam.com, or on the Securities and Exchange Commission's website at http://www.sec.gov.

TRANSFER AGENT AND CUSTODIAN


     The Fund and the Portfolio have entered into a transfer agency agreement with ________, pursuant to which ___________ acts as the transfer agent for the Fund. The principal business office of __________ is located at
-------------------------------------.

     The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for the Fund and Portfolio. Among other things, State Street calculates the daily net asset value for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                      6. DEALER COMMISSIONS AND CONCESSIONS

     From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                            7. PORTFOLIO TRANSACTIONS


The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. [There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2005.] The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.


     Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


     Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. [No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate of the Manager.]

     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

                       8. DISCLOSURE OF PORTFOLIO HOLDINGS


     The Fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of Citi Fund Management Inc. or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

     CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

     Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund's holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund's Internet site that is accessible by the public, or through public release by a third party vendor.

     The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

         1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

         2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

         3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

         4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

         5. A fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

         6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

     Under the policy, if information about a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

     The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.

     The Fund discloses its complete portfolio holdings approximately 25 days after month- end on its website www.citigroupam.com.

     Set forth below are charts showing those parties with whom CAM, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

     As of December 31, 2005, the Fund releases its portfolio holdings to the following recipients.


   RECIPIENT                                                            FREQUENCY                    DELAY BEFORE DISSEMINATION
   ----------                                                           ---------                    --------------------------

   State Street Bank & Trust Co. (Fund Custodian and Accounting Agent)  Daily                        None
   Institutional Shareholders Services  (Proxy Voting Services)         As necessary                 None
   S&P (Rating Agency)                                                  Weekly Tuesday Night         1 business day
   Moody's (Rating Agency)                                              Weekly Tuesday Night         1 business day

     As of December 31, 2005, the Fund may also release it portfolio holdings to the following recipients:

   RECIPIENT                            FREQUENCY                        DELAY BEFORE DISSEMINATION
   ---------                            ---------                        --------------------------
   Bloomberg                            Quarterly                        25 Days after Quarter End
   Lipper                               Quarterly                        25 Days after Quarter End
   Morningstar                          Quarterly                        25 Days after Quarter End
   Baseline                             Daily                            None
   Frank Russell                        Monthly                          1 Day
   Callan                               Quarterly                        25 Days after Quarter End
   Mercer                               Quarterly                        25 Days after Quarter End
   Vestek                               Daily                            None
   Factset                              Daily                            None
   eVestment Alliance                   Quarterly                        25 Days after Quarter End
   CRA RogersCasey                      Quarterly                        25 Days after Quarter End
   Cambridge Associates                 Quarterly                        25 Days after Quarter End
   Marco Consulting                     Quarterly                        25 Days after Quarter End
   Wilshire                             Quarterly                        25 Days after Quarter End
   Informa Investment Services (Efron)  Quarterly                        25 Days after Quarter End
   CheckFree (Mobius)                   Quarterly                        25 Days after Quarter End
   Nelsons Information                  Quarterly                        25 Days after Quarter End
   Investor Tools                       Daily                            None
   Advent                               Daily                            None
   BARRA                                Daily                            None
   Plexus                               Quarterly (Calendar)             Sent the 1-3 business day following the end of a Quarter
   Elkins/McSherry                      Quarterly (Calendar)             Sent the first business day following the end of a Quarter
   Quantitative Services Group          Daily                            None
   AMBAC                                Daily                            None
   Deutsche Bank                        Monthly                          6-8 Business Days

   Fitch                                Monthly                          6-8 Business Days
   Liberty Hampshire                    Weekly and Month End             None
   Sun Trust                            Weekly and Month End             None
   New England Pension Consultants      Quarterly                        25 Days after Quarter End
   Evaluation Associates                Quarterly                        25 Days after Quarter End
   Watson Wyatt                         Quarterly                        25 Days after Quarter End




             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


     The Fund is a series of the Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves and Citi Institutional Enhanced Income Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

     The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

     The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

     Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

     The Portfolio in which the Fund invests is a Massachusetts business trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

     The Trust or any series or class may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series, or any class may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

     The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     The Fund may add to or reduce its investment in the Portfolio on each business day. At 5:00 p.m., Eastern time on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 5:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 5:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 5:00 p.m., Eastern time, on the following business day of the Portfolio.

                       10. CERTAIN ADDITIONAL TAX MATTERS


     The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

     The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.


     Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

      Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

   11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


LEGAL MATTERS

     Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC ("SBFM," collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the "Funds"), rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of the filing of this document with the SEC, Citigroup Asset Management believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the funds (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

     As of the date above, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Fund has received information from Citigroup Asset Management ("CAM") concerning Smith Barney Fund Management LLC ("SBFM") and Salomon Brothers Asset Management Inc ("SBAM"), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

     On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Fund or their ability to perform their respective investment advisory services relating to the Fund.

     The SEC staff's recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM's worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

INDEPENDENT REGISTERED ACCOUNTING FIRM

      __________ is the independent registered public accounting firm for the Fund and the Portfolio. The audited financial statements of the Fund (Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), and of the Portfolio (Portfolio of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the the fiscal years ended August 31, 2004 and 2005, Financial Highlights for the fiscal years ended August 31, 2004 and 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of __________, as independent registered public accounting firm.

                                   APPENDIX A
                      PROXY VOTING POLICIES AND PROCEDURES

     The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

     In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

     In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

     If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) INSTITUTIONAL CASH RESERVES

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902


DISTRIBUTOR

Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013 (800) 451-2010


TRANSFER AGENT

[----------------]
[----------------]
[----------------]


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[----------------]


LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110


CITIBANK
SERVICE AGENTS


FOR PRIVATE BANKING CLIENTS:

Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citigroup Private Banking Account Officer or
Registered Representative


FOR CITIGROUP ASSET MANAGEMENT CLIENTS:

Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902


FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:

Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager


FOR CITIBANK CASH MANAGEMENT CLIENTS:

Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                                                    Statement of
                                                          Additional Information

                                                               December 31, 2005

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated December 31, 2005, as supplemented from time to time, for CitiSM Institutional Enhanced Income Fund (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described in Section 11 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor in SVB Securities Enhanced Income Shares of the Fund may obtain copies of the Fund's Prospectuses without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792 toll-free.

     The Fund is a separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of the Fund in Institutional Enhanced Portfolio. The address and telephone number of Institutional Enhanced Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----
1.    The Fund                                                               2
2.    Investment Objective, Policies and Restrictions                        3

3.    Determination of Net Asset Value                                       9
4.    Additional Information on the Purchase and Sale of Fund Shares        10
5.    Management                                                            11
6.    Dealer Commissions and Concessions                                    23
7.    Portfolio Transactions                                                23
8.    Disclosure of Portfolio Holdings                                      23
9.    Portfolio Managers                                                    26
10.   Description of Shares, Voting Rights and Liabilities                  27
11.   Certain Additional Tax Matters                                        29
12.   Independent Auditors and Financial Statements                         31

Appendix A -- Proxy Voting Policies and Procedures                          A-1

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND

     CitiFunds(SM) Institutional Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September, 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including the Fund, Citi Institutional Enhanced Income Fund, which is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2005, for Class I and Y shares of Citi Institutional Enhanced Income Fund and to the Prospectus, dated December 31, 2005, for SVB Securities Enhanced Income Shares of the Fund, by which shares of the Fund are offered.

     The Fund utilizes a master/feeder structure by investing all of its investable assets in Institutional Enhanced Portfolio (the "Portfolio"). The Portfolio is a separate series of Institutional Portfolio, which is an open-end management investment company. The Portfolio has the same investment objective and policies as the Fund.

     The Trustees of the Trust believe that the aggregate per share expenses of the Fund and Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

     The Portfolio may change its investment objective, policies and restrictions without approval by its investors. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

     Institutional Portfolio is organized as a trust under the laws of the Commonwealth of Massachusetts. The Portfolio is not required to hold annual meetings of investors, and has no intention of doing so. However, when the Portfolio is required to do so by law or in the judgment of Trustees of the Portfolio it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

     The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

     Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("CGMI" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010.

     The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

     Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund. Citi Fund Management manages the investments of the Fund from day to day in accordance with its investment objective and policies. The selection of investments for the Fund, and the way it is managed, depends on the conditions and trends in the economy and financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund.

     Shares of the Fund are continuously offered by the Distributor. Shares may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Fund pursuant to shareholder services and distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

     The investment objective of CITI INSTITUTIONAL ENHANCED INCOME FUND is to provide shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities.

     The Fund's investment objective may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

     The Fund invests all of its investable assets in the Portfolio, which has the same investment objective and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio, and contains more information about the various types of securities in which the Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following applies to both the Fund and the Portfolio, as applicable.

     The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund's shareholders to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

     Under the 1940 Act, the Fund is classified as "diversified", although all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

     The investment objective of the Portfolio may be changed without the approval of its investors.

     The Portfolio seeks to achieve its investment objective primarily through investments in U.S. dollar-denominated money market and other short-term debt instruments. The average maturity of the investments held by the Portfolio (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Portfolio may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition. Investments in short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a longer term. The Portfolio may hold uninvested cash reserves pending investment.

     Under normal circumstances, the Portfolio's assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's), and other longer-term debt obligations rated at least A3 by Moody's or A-3 by Standard & Poor's.

     Asset-backed securities purchased by the Portfolio will generally be rated Aaa by Moody's or AAA by Standard & Poor's. With respect to any type of security, the Portfolio may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

     Unlike a money market fund, the Portfolio may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

     The Portfolio may invest, under normal circumstances, in the following types of securities:

BANK OBLIGATIONS

     The Portfolio may invest in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of domestic and foreign banks, including a U.S. branch of a foreign bank or a non-U.S. branch of a U.S. bank.

     The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

     Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

     U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     The Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which
(i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

     Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about the U.S. branches and subsidiaries of U.S. banks, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

     The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

     U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

     Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

NON-U.S. GOVERNMENT OBLIGATIONS

     The Portfolio may invest in obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in the Prospectus in connection with the purchase of foreign securities.

CORPORATE DEBT OBLIGATIONS

     The Portfolio may invest in corporate debt obligations, which may be issued by corporations, limited partnerships and other similar entities. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

     Bonds, notes and debentures in which the Portfolio may invest may differ in interest rates, maturities, and times of issuance. The market value of the Portfolio's corporate debt obligations will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt obligations generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while debt obligations with longer maturities tend to produce higher yields, the price of longer maturity obligations also is subject to greater market fluctuations as a result of changes in interest rates.

U.S. GOVERNMENT OBLIGATIONS

     The Portfolio may invest in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

REPURCHASE AGREEMENTS

     The Portfolio may invest in repurchase agreements generally providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers"

(as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian has control of the collateral, which the Manager believes will give the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 15% of the Portfolio's net assets.

ASSET BACKED SECURITIES

     The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

MORTGAGE-BACKED SECURITIES

     The Portfolio may invest in mortgage-backed securities. Interest and principal payments on mortgage-backed securities are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

     GUARANTEED MORTGAGE PASS-THROUGH SECURITIES: Guaranteed mortgage pass-through securities are mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Any guarantee of such securities runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Guaranteed mortgage pass-through securities are often sold on a to-be-acquired or "TBA" basis. Such securities are typically sold one to three months in advance of issuance, prior to the identification of the underlying pools of mortgage securities but with the interest payment provisions fixed in advance. The underlying pools of mortgage securities are identified shortly before settlement and must meet certain parameters. The guaranteed mortgage pass-through securities in which the Portfolio may invest may include those issued or guaranteed by the Government National Mortgage Association (Ginnie
Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

"WHEN-ISSUED" SECURITIES

     The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the Portfolio would take delivery of such securities, but the Portfolio may sell them before the settlement date. In general, the Portfolio does not pay for the securities until received and does not start earning interest until the contractual settlement date. When the Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The "when-issued" securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a "when-issued" basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STRUCTURED INVESTMENTS

     The Portfolio may invest in structured investments. Structured instruments are money market instruments that have been structured typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would be entitled to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

     The Portfolio may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

EXCHANGE CONTROLS AND NON-U.S. WITHHOLDING TAXES

     The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

DEFENSIVE INVESTING

     The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                             INVESTMENT RESTRICTIONS

     The Fund and the Portfolio each have adopted the following policies which may not be changed with respect to the Fund or Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either hold a meeting of its shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. In the event a shareholder meeting is held, the Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

     The Fund or Portfolio may not:

     (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such

Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

     (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

     (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

     (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

     PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectuses is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                       3. DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value may be determined as of the earlier close of those markets. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

     For the purpose of calculating net asset value per share, bonds and other fixed income securities (other than short-term obligations) held for the Portfolio are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

     Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

     Interest income on long-term obligations held for the Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

     The Prospectus contains further information on the procedures, including the fair value procedures approved by the Board of Trustees, to be used to value the Fund's securities.

        4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

     As described in the Prospectuses, the Fund offers three classes of shares 3 Class I, Class Y and SVB Securities Enhanced Income Shares.

     Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

     Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS I SHARES

     You may purchase Class I shares of the Fund at a public offering price equal to the applicable net asset value per share. Class I shares are subject to an annual distribution/service fee of up to 0.10% . See "Distributor."

CLASS Y SHARES

     You may purchase Class Y shares of the Fund at a public offering price equal to the applicable net asset value per share. Class Y shares are subject to an annual distribution/service fee of up to 0.25% . See "Distributor."


SVB SECURITIES ENHANCED INCOME SHARES

     You may purchase SVB Securities Enhanced Income Shares of the Fund at a public offering price equal to the applicable net asset value per share. SVB Securities Enhanced Income Shares are subject to an annual distribution/service fee of up to 0.10% . See "Distributor."

SALE OF SHARES

     Subject to compliance with applicable regulations, the Fund and the Portfolio have each reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

     Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

     The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTIONS OF SHARES

     The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted procedures, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities".

                                  5. MANAGEMENT

     The Fund is supervised by a Board of Trustees of the Trust, at least 75% of whom are not affiliated with the Manager.

     The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex they oversee, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

     An asterisk in the table below identifies those officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH         POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                               WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                                SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                              COMPLEX       FIVE YEARS
                                                                                              OVERSEEN BY
                                                                                              TRUSTEE
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NON-INTERESTED TRUSTEES:
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Elliott J. Berv                Trustee          Since 2001   Executive Vice President and     37            Board Member, American
Born 1943                                                    Chief Operations Officer,                      Identity Corp. (doing
                                                             DigiGym Systems (on-line                       business as Morpheus
                                                             personal training systems)                     Technologies)
                                                             (since 2001); Consultant,                      (biometric information
                                                             Catalyst (consulting) (since                   management) (since
                                                             1984); Chief Executive                         2001); Director,
                                                             Officer, Motocity USA                          Lapoint Industries
                                                             (motorsport racing) (since                     (industrial filter
                                                             2004)                                          company) (since 2002);
                                                                                                            Director, Alzheimer's
                                                                                                            Association (New
                                                                                                            England Chapter)
                                                                                                            (since 1998)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Donald M. Carlton              Trustee          Since 2001   Consultant, URS Corporation      32            Director, Temple-Inland
Born 1937                                                    (engineering) (since 1999);                    (forest products) (since
                                                             former Chief Executive                         2003); Director,
                                                             Officer, Radian International                  American Electric Power
                                                             L.L.C. (engineering) (from                     Co. (electric utility)
                                                             1996 to 1998); Member of the                   (since 1999); Director,
                                                             Management Committee,                          National Instruments
                                                             Signature Science (research                    Corp. (technology)
                                                             and development) (since 2000)                  (since 1994); former
                                                                                                            Director, Valero Energy
                                                                                                            (petroleum refining)
                                                                                                            (from 1999 to 2003)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
A. Benton Cocanougher          Trustee          Since 2001   Dean Emeritus and Professor,     32            None
Born 1938                                                    Texas A&M University (since
                                                             2004); former Interim
                                                             Chancellor, Texas A&M
                                                             University System (from 2003
                                                             to 2004); former Special
                                                             Advisor to the President,
                                                             Texas A&M University (from
                                                             2002 to 2003); former Dean
                                                             Emeritus and Wiley
                                                             Professor, Texas A&M
                                                             University (from 2001 to
                                                             2002); former Dean and
                                                             Professor of Marketing,
                                                             College and Graduate School
                                                             of Business of Texas A&M
                                                             University (from 1987 to
                                                             2001)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------

------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH         POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                               WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                                SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                              COMPLEX       FIVE YEARS
                                                                                              OVERSEEN BY
                                                                                              TRUSTEE
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Mark T. Finn                   Trustee          Since 2001   Adjunct Professor, College of    37            Former President and
Born 1943                                                    William & Mary (since 2002);                   Director, Delta
                                                             Principal/Member, Balvan                       Financial, Inc.
                                                             Partners (investment                           (investment advisory
                                                             management) (since 2002);                      firm) (from 1983 to
                                                             Chairman, Chief Executive                      1999)
                                                             Officer and Owner, Vantage
                                                             Consulting Group, Inc.
                                                             (investment advisory and
                                                             consulting firm) (since
                                                             1998); former Vice Chairman
                                                             and Chief Operating Officer,
                                                             Lindner Asset Management
                                                             Company (mutual fund
                                                             company) (from 1988 to
                                                             2001); former General
                                                             Partner and Shareholder,
                                                             Greenwich Ventures LLC
                                                             (investment partnership)
                                                             (from 1996 to 2001); former
                                                             President, Secretary, and
                                                             Owner, Phoenix Trading Co.
                                                             (commodity trading advisory
                                                             firm) (from 1997 to 2000)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Stephen Randolph Gross         Trustee          Since 2001   Chairman, HLB Gross Collins,     37            Director, Andersen
Born 1947                                                    PC (accounting and consulting                  Calhoun (assisted
                                                             firm) (since 1979); Treasurer,                 living) (since 1987);
                                                             Coventry Limited, Inc. (Senior                 former Director, Yu
                                                             Living Facilities) (since                      Save, Inc. (internet
                                                             1985); former Managing                         company) (from 1998 to
                                                             Director, Fountainhead                         2000); former
                                                             Ventures, L.L.C. (technology                   Director, Hotpalm.com,
                                                             accelerator) (1998 to 2003);                   Inc. (wireless
                                                             former Treasurer, Hank Aaron                   applications) (from
                                                             Enterprises (fast food                         1998 to 2000); former
                                                             franchise) (from 1985 to                       Director, United
                                                             2001); former Partner, Capital                 Telesis, Inc.
                                                             Investment Advisory Partners                   (telecommunications)
                                                             (leverage buyout consulting)                   (from 1997 to 2002);
                                                             (from 2000 to 2002); former                    former Director,
                                                             Secretary, Carint N.A.                         ebank.com, Inc. (from
                                                             (manufacturing) (from 1998 to                  1997 to 2004)
                                                             2002)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Diana R. Harrington            Trustee          Since 1992   Professor, Babson College        37            None
Born 1940                                                    (since 1993)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------

------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH         POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                               WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                                SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                              COMPLEX       FIVE YEARS
                                                                                              OVERSEEN BY
                                                                                              TRUSTEE
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Susan B. Kerley                Trustee          Since 1992   Consultant, Strategic            37            Chairman and Independent
Born 1951                                                    Management Advisors, LLC                       Board Member of Eclipse
                                                             (investment consulting) (since                 Fund, Inc. and Eclipse
                                                             1990)                                          Funds (which trade as
                                                                                                            Mainstay Funds)
                                                                                                            (currently supervises 16
                                                                                                            investment companies in
                                                                                                            the fund complex)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Alan G. Merten                 Trustee          Since 2001   President, George Mason          32            Director, Xybernaut
Born 1941                                                    University (since 1996)                        Corporation(information
                                                                                                            technology) (since
                                                                                                            2004); Director,
                                                                                                            Digital Net Holdings,
                                                                                                            Inc. (since 2003);
                                                                                                            Director, Comshare,
                                                                                                            Inc. (information
                                                                                                            technology) (from 1985
                                                                                                            to 2003)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
R. Richardson Pettit           Trustee          Since 2001   Professor of Finance,            32            None
Born 1942                                                    University of Houston (from
                                                             1977 to 2002); Independent
                                                             Consultant (since 1984)
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
INTERESTED TRUSTEE:
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
R. Jay Gerken*                 President,       Since 2002   Managing Director of             185           None
Born 1951                      Chairman and                  CGMI; Chairman, President and
                               Chief Executive               Chief Executive Officer of
                               Officer                       SBFM and CFM; President and
                                                             Chief Executive Officer of
                                                             certain mutual funds
                                                             associated with Citigroup;
                                                             formerly, Chairman, President
                                                             and Chief Executive Officer of
                                                             TIA (from 2002 to 2005);
                                                             Portfolio Manager of Smith
                                                             Barney Allocation Series Inc.
                                                             (from 1996 to 2001) and Smith
                                                             Barney Growth and Income Fund
                                                             (from 1996 to 2001); Chairman
                                                             of the Board, Trustee or
                                                             Director of 185 funds in the
                                                             Citigroup fund complex
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------

------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH         POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                               WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                                SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                              COMPLEX       FIVE YEARS
                                                                                              OVERSEEN BY
                                                                                              TRUSTEE
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
OTHER OFFICERS:
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Andrew Shoup*                  Senior Vice       Since 2003  Director of CAM; Chief           N/A           N/A
Citigroup Asset Management     President                     Administrative Officer of
125 Broad Street               and Chief                     certain mutual funds
New York, NY 10004             Administrative                associated with Citigroup;
                               Officer                       Head of International Funds
Born 1956                                                    Administration of CAM (from
                                                             2001 to 2003); Director of
                                                             Global Funds Administration of
                                                             CAM (from 2000 to 2001); Head
                                                             of Citibank U.S. Funds
                                                             Administration of CAM (from
                                                             1998 to 2000)
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Robert I. Frenkel*             Secretary and     Since 2000  Managing Director and General    N/A           N/A
Citigroup Asset Management     Chief Legal       Since 2003  Counsel, Global Mutual Funds
300 First Stamford Place       Officer                       for CAM (since 2000); Officer
Stamford, CT 06902                                           of Citigroup or its
                                                             predecessors (since 1994);
Born 1954                                                    Secretary of CFM; Secretary of
                                                             certain mutual funds
                                                             associated with Citigroup;
                                                             Chief Legal Officer of certain
                                                             mutual funds associated with
                                                             Citigroup
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Andrew Beagley*                Chief             Since 2004  Chief Anti-Money Laundering      N/A           N/A
Citigroup Asset Management     Compliance        Since 2002  Compliance Officer and
399 Park Avenue                Officer and                   Chief Compliance Officer
New York, NY 10022             Chief                         of certain mutual funds
Born 1962                      Anti-Money                    associated with Citigroup;
                               Laundering                    Managing Director, CGMI (since
                               Compliance                    2005); Director, CGMI (from
                               Officer                       2000 to 2005); Director of
                                                             Compliance, North America, of
                                                             CAM (since 2000); Director of
                                                             Compliance, Europe, the Middle
                                                             East and Africa, of CAM (from
                                                             1999 to 2000); Compliance
                                                             Officer, Salomon Brothers
                                                             Asset Management Limited,
                                                             Smith Barney Global Capital
                                                             Management Inc., Salomon
                                                             Brothers Asset Management Asia
                                                             Pacific Limited (from 1997 to
                                                             1999)
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Frances Guggino*               Chief Financial   Since 2002  Director, CAM; Treasurer         N/A           N/A
Citigroup Asset Management     Officer and                   and/or Controller of certain
125 Broad Street               Treasurer                     funds associated with
New York, NY 10004                                           Citigroup (since 1991)
Born 1957
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------

------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
NAME AND YEAR OF BIRTH         POSITION(S)      LENGTH       PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER BOARD
                               WITH FUND        OF TIME      DURING PAST 5 YEARS              PORTFOLIOS    MEMBERSHIPS HELD BY
                                                SERVED                                        IN FUND       TRUSTEE DURING PAST
                                                                                              COMPLEX       FIVE YEARS
                                                                                              OVERSEEN BY
                                                                                              TRUSTEE
------------------------------ ---------------- ------------ -------------------------------- ------------- ------------------------
Wendy Setnicka*                Controller        Since 2004  Vice President, CAM (since       N/A           N/A
Citigroup Asset Management                                   2002); Assistant Vice
125 Broad Street                                             President, CAM (from 1998 to
New York, NY 10004                                           2002)

Born 1964
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Thomas C. Mandia*              Assistant         Since 2000  Managing Director and Deputy     N/A           N/A
300 First Stamford Place       Secretary                     General Counsel, CAM (Since
Stamford, CT 06902                                           1992); Assistant Secretary of
Birth year: 1962                                             certain mutual funds
                                                             associated with Citigroup
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Rosemary D. Emmens             Assistant         Since 2000  Director and Associate General   N/A           N/A
300 First Stamford Place       Secretary                     Counsel, CAM (since 1998);
Stamford, CT 06902                                           Counsel, The Dreyfus
Birth year: 1969                                             Corporation (1995-1998);
                                                             Assistant Secretary of certain
                                                             mutual funds associated with
                                                             Citigroup
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
Harris C. Goldblat*            Assistant         Since 2000  Director and Associate General   N/A           N/A
300 First Stamford Place       Secretary                     Counsel, CAM (since 2000);
Stamford, CT 06902                                           Assistant Secretary of certain
Birth Year: 1969                                             mutual funds associated with
                                                             Citigroup; Associate, Stroock
                                                             Stroock & Lavan LLP (1997-2000)
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------
George Hoyt*                   Assistant         Since 2005  Vice President and Assistant     N/A           N/A
300 First Stamford Place       Secretary                     General Counsel, CAM (since
Stamford, CT 06902                                           2005); Assistant Secretary of
Birth Year: 1965                                             certain mutual funds
                                                             associated with Citigroup;
                                                             Associate, Sidley Austin Brown
                                                             & Wood, LLP (from 2000-2005)
------------------------------ ----------------- -------------------------------------------- ------------- ------------------------

     The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee reviews the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Fund, the qualifications and independence of the Fund's independent registered public accounting firm, and the Fund's compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement relates directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met _____ times.

     The Board has a standing governance committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act.

     The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met ____ times as of the most recent fiscal year ended August 31, 2005.

     The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Fund's Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

     The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates' qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

     o whether or not the person is an "interested person," as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

     o whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

     o whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

     o whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

     o the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person's business and professional experience, education and such other factors as the committee may consider relevant;

     o   the character and integrity of the person; and

     o whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Fund, as applicable.

     The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of the Fund's management contract, applicable distribution plans and distribution agreement. The Performance and Review Committee met ______ times as of the most recent fiscal year ended August 31, 2005.

     The following table shows the amount of equity securities owned by the Trustees in the Fund and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
NAME OF TRUSTEE               ENHANCED INCOME       INVESTMENT COMPANIES IN THE FUND COMPLEX OVERSEEN BY THE TRUSTEE
---------------               ---------------       ----------------------------------------------------------------
INTERESTED TRUSTEE
R. Jay Gerken                                       Over $100,000

DISINTERESTED TRUSTEES
Elliott J. Berv                                     $50,001-$100,000
Donald M. Carlton                                      Over $100,000
A. Benton Cocanougher                                     $1-$10,000
Mark T. Finn                                              $1-$10,000
Stephen Randolph Gross                                          None
Diana R. Harrington           None                   $10,001-$50,000
Susan B. Kerley                                           $1-$10,000
Alan G. Merten                                            $1-$10,000
R. Richardson Pettit                                 $10,001-$50,000

     None of the disinterested Trustees nor their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor as of December 31, 2004.

     Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not "interested persons," as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an "interested person," as defined in the 1940 Act, does not receive compensation from the Fund but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Fund pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.


                               TRUSTEE COMPENSATION TABLE


                                               PENSION OR RETIREMENT
                              AGGREGATE          BENEFITS ACCRUED                                 NUMBER OF FUNDS
                             COMPENSATION           AS PART OF          TOTAL COMPENSATION     IN FUND COMPLEX UPON
TRUSTEE                    FROM THE FUND(1)      FUND EXPENSES(1)      FROM FUND COMPLEX(2)   WHICH TRUSTEE SERVED(2)
-------                    ----------------      ----------------      --------------------   -----------------------
INTERESTED TRUSTEES
R. Jay Gerken                                          None                         $0                  222
DISINTERESTED TRUSTEES
Elliott J. Berv                                        None                  $       90,200             37
Donald M. Carlton                                      None                  $       92,800             32
A. Benton Cocanougher                                  None                  $       83,400             32
Mark T. Finn                                           None                  $       95,400             37
Stephen Randolph Gross                                 None                  $       95,300             37
Diana R. Harrington                                    None                  $       90,100             37
Susan B. Kerley                                        None                  $      120,200             37
Alan G. Merten                                         None                  $       82,600             32
R. Richardson Pettit                                   None                  $       90,300             32

------------
     (1) Information is for the fiscal year ended August 31, 2005.
     (2) Information is for the calendar year ended December 31, 2004.

     The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Fund, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

     The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

                                                          YEARS OF SERVICE
       AVERAGE        -----------------------------------------------------------------------------------------------------
   COMPENSATION IN
      LAST YEAR                                                                                                 10 YEARS
      OF SERVICE            5 YEARS           6 YEARS          7 YEARS          8 YEARS          9 YEARS         OR MORE
      ----------            -------           -------          -------          -------          -------         -------
       $80,000             $200,000          $240,000         $280,000         $320,000          $360,000       $400,000
       $90,000             $225,000          $270,000         $315,000         $360,000          $405,000       $450,000
       $100,000            $250,000          $300,000         $350,000         $400,000          $450,000       $500,000
       $110,000            $_______          $_______         $_______         $_______          $_______       $_______
       $120,000            $_______          $_______         $_______         $_______          $_______       $_______
       $130,000            $_______          $_______         $_______         $_______          $_______       $_______

     Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

     During the fiscal year ended August 31, 2005, former Trustees of the Fund received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of _______ in four quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of ______ in 4 quarterly installment payments.

     Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class I shares of the Fund:

     As of December __, 2005, the Trustees and Officers as a group owned less than 1% of each class of the Fund.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by vote of a majority of disinterested Trustees of the Trust or by a written opinion of legal counsel chosen by a majority of the Trustees, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER


     The Manager acts as the investment manager to the Fund pursuant to a management agreement (the "Management Agreement"). In connection with the proposed change of control of the Manager, in August 2005 the Trustees approved a new Management Agreement for the Fund, subject to shareholder approval, that is substantially similar in all material respects to the Management Agreement then in effect for such Fund. Subject to such policies as the Board of Trustees of the Fund may determine, the Manager manages the securities of and makes investment decisions for the Fund. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund under the Management Agreement.


     The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund. The Management Agreement provide that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers.

     Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     The Manager provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund.

     The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management Agreement. The Manager may reimburse the Fund for Fund expenses or waive all or a portion of its management fees.

     For the period ended August 31, 2005, the fees paid by the Fund to the Manager under its Management Agreement, after waivers, was __________. For the period ended August 31, 2005, the fees paid by the Portfolio to the Manager under its Management Agreement, after waivers, was __________.

DISTRIBUTOR

     The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written distribution agreement (the Agreement"), which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

     The Agreement is terminable with respect to the Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Fund has adopted shareholder services and distribution plans (each a "12b-1 Plan" or the "Plan" and collectively, the "12b-1 Plans" or the "Plans") in accordance with Rule 12b-1 under the 1940 Act pertaining to Class I, Class Y and SVB Securities Enhanced Income Shares of the Fund. Under the 12b-1 Plans, the Fund may pay monthly fees as a percentage of the average daily net assets of the Fund class, as applicable, at an annual rate not to exceed the following:

Class I                                                             0.10%
Class Y                                                             0.25%
SVB Securities Enhanced Income Shares                               0.10%

     Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The 12b-1 Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The 12b-1 Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors.

     Each 12b-1 Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement are terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each 12b-1 Plan for the Fund, the Trustees will review the 12b-1 Plans and the expenses for the Fund and each class within the Fund separately.

     Each 12b-1 Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Each 12b-1 Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the applicable Plan but are not subject to expenditure limits under the Plan.

     Each 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each 12b-1 Plan requires that the Trust and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the 12b-1 Plan. Each 12b-1 Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. Each 12b-1 Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. Each 12b-1 Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the applicable 12b-1 Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by each 12b-1 Plan, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the distribution agreement.

     ENHANCED INCOME FUND: For the period ended August 31, 2005, Enhanced Income Fund paid ________ to the Distributor under its current 12b-1 Plan.

     For the period ended August 31, 2005, of the payments made to the Distributor under the applicable 12b-1 Plan, the following amounts were used (including, as applicable, additional amounts paid by entities affiliated with the Manager at that time out of their own resources) for the principal types of activities set forth below:



---------------------------------------- ------------------------ -------------------------- ---------------------- ---------------
                                         FINANCIAL
---------------------------------------- ------------------------ -------------------------- ---------------------- ---------------
                                         CONSULTANT               OPERATIONAL
---------------------------------------- ------------------------ -------------------------- ---------------------- ---------------
FUND:                                    COMPENSATION             EXPENSES                   MARKETING              TOTAL
---------------------------------------- ------------------------ -------------------------- ---------------------- ---------------
Enhanced Income Fund--Class I
---------------------------------------- ------------------------ -------------------------- ---------------------- ---------------

CODE OF ETHICS

     Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment adviser and distributor have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

     Copies of the Codes of Ethics of the Fund and its investment adviser and distributor are on file with the SEC.


PROXY VOTING POLICIES & PROCEDURES

     Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

     Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

     A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to equity portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

     Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th is available without charge on the Manager's website, http://www.citigroupam.com, or on the Securities Exchange Commission's website at http://www.sec.gov.

TRANSFER AGENT AND CUSTODIAN

     The Fund and the Portfolio have entered into a transfer agency agreement with ________, pursuant to which ___________ acts as the transfer agent for the Fund and the Portfolio. The principal business office of __________ is located at _____________________________________.

     The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for the Fund and Portfolio. Among other things, State Street calculates the daily net asset value for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                      6. DEALER COMMISSIONS AND CONCESSIONS

     From time to time, the Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                            7. PORTFOLIO TRANSACTIONS

     The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. [There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. The Fund shares paid no brokerage commissions during the period ended August 31, 2005.] Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.

     Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund, Portfolio and for other investment companies, series, or accounts managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

     Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. [The Fund did not pay brokerage commissions to the Manager or any affiliate of the Manager during the period ended August 31, 2005.]

     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

                       8. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of Citi Fund Management Inc. or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

     CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

     Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund's holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund's Internet site that is accessible by the public, or through public release by a third party vendor.

     The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

         1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

         2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

         3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

         4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

         5. A fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

         6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

     Under the policy, if information about a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

     The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.

     The Fund discloses its complete portfolio holdings approximately 25 days after quarter- end on its website www.citigroupam.com.

     Set forth below are charts showing those parties with whom CAM, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

     As of December 31, 2005, the Fund releases its portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   State Street Bank & Trust Co.      Daily                                    None
   (Fund Custodian and Accounting
   Agent)

   Institutional Shareholders         As necessary                             None
   Services (Proxy Voting Services)
   S&P (Rating Agency)                Weekly Tuesday Night                     1 business day
   Moody's (Rating Agency)            Weekly Tuesday Night                     1 business day

      As of December 31, 2005, the Fund may also release its portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   Bloomberg                          Quarterly                                25 Days after Quarter End
   Lipper                             Quarterly                                25 Days after Quarter End
   Morningstar                        Quarterly                                25 Days after Quarter End
   Baseline                           Daily                                    None
   Frank Russell                      Monthly                                  1 Day
   Callan                             Quarterly                                25 Days after Quarter End
   Mercer                             Quarterly                                25 Days after Quarter End
   Vestek                             Daily                                    None
   Factset                            Daily                                    None
   eVestment Alliance                 Quarterly                                25 Days after Quarter End
   CRA RogersCasey                    Quarterly                                25 Days after Quarter End
   Cambridge Associates               Quarterly                                25 Days after Quarter End
   Marco Consulting                   Quarterly                                25 Days after Quarter End
   Wilshire                           Quarterly                                25 Days after Quarter End
   Informa Investment Services        Quarterly                                25 Days after Quarter End
   (Efron)

   CheckFree (Mobius)                 Quarterly                                25 Days after Quarter End
   Nelsons Information                Quarterly                                25 Days after Quarter End
   Investor Tools                     Daily                                    None
   Advent                             Daily                                    None
   BARRA                              Daily                                    None
   Plexus                             Quarterly (Calendar)                     Sent the 1-3 business day
                                                                               following the end of a Quarter
   Elkins/McSherry                    Quarterly (Calendar)                     Sent the first business day
                                                                               following the end of a Quarter
   Quantitative Services Group        Daily                                    None
   AMBAC                              Daily                                    None
   Deutsche Bank                      Monthly                                  6-8 Business Days
   Fitch                              Monthly                                  6-8 Business Days
   Liberty Hampshire                  Weekly and Month End                     None
   Sun Trust                          Weekly and Month End                     None
   New England Pension Consultants    Quarterly                                25 Days after Quarter End
   Evaluation Associates              Quarterly                                25 Days after Quarter End
   Watson Wyatt                       Quarterly                                25 Days after Quarter End

                              9. PORTFOLIO MANAGERS

     The following tables set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of August 31, 2005.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

     The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts shown were subject to fees based on performance.

------------------------------- ---------------------------- ---------------------------- ----------------------------
PORTFOLIO MANAGER               REGISTERED INVESTMENT        OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                COMPANIES                    VEHICLES
------------------------------- ---------------------------- ---------------------------- ----------------------------
Kevin Kennedy                   __ registered investment     __ other pooled investment   __ other accounts with __
                                companies with __ in total   vehicles with __ in total    in total assets under
                                assets under management      assets under management      management
------------------------------- ---------------------------- ---------------------------- ----------------------------

     CAM investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

     CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the Fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

     Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel. For class A shares, there is no similar percentage limitation; while you will not incur a redemption fee, you may incur a CDSC (if applicable) when class A shares are redeemed under this plan.

POTENTIAL CONFLICTS OF INTEREST

     Potential conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of] the portfolio managers listed in the table above.

     The Manager and the fund have adopted compliance polices and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, CAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

     These potential conflicts include:

     ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

     PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

     SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

     RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

     The table below identifies ownership of Fund securities by each Portfolio Manager.

       ------------------------------------------- ---------------------------------------------------------
                   PORTFOLIO MANAGER                 DOLLAR RANGE OF OWNERSHIP OF SECURITIES IN THE FUND
       ------------------------------------------- ---------------------------------------------------------
       Kevin Kennedy                                                      [ ______ ]
       ------------------------------------------- ---------------------------------------------------------

            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is a series of CitiFunds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Cash Reserves; Citi Institutional Liquid Reserves; Citi Institutional Tax Free Reserves; and Citi Institutional U.S. Treasury Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

     Shareholders of all funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

     The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

     The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

     Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

     The Portfolio in which the Fund invests is a series of a Institutional Portfolio, a trust organized under Massachusetts law. It is governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders, and will vote its shares in the Portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

     The Trust, the Fund or any class thereof may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the Fund or of any class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the Fund or of any class. The Trust or the Fund or any class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund, or any class of the Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund or class, or by the Trustees by written notice to the shareholders of the Fund or class. If not so terminated, the Trust will continue indefinitely.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employers and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

     The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

                       11. CERTAIN ADDITIONAL TAX MATTERS

     The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

TAXATION OF THE FUND

     The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS

     Shareholders of the Fund will generally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Any distributions from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund does not expect to receive dividends from U.S. corporations, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates for non-corporate shareholders. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution of net capital gain or net short-term capital gain will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Although shareholders of the Fund generally will have to pay state and local income taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

DISPOSITION OF SHARES

     In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

FOREIGN INCOME TAXES

     Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

NON-U.S. PERSONS


     The Fund will withhold federal income tax at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. The Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING

     The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any such shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

   12. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

LEGAL MATTERS

     Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC ("SBFM," collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the "Funds"), rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of the filing of this document with the SEC, Citigroup Asset Management believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the funds (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

     As of the date above, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Fund has received information from Citigroup Asset Management ("CAM") concerning Smith Barney Fund Management LLC ("SBFM") and Salomon Brothers Asset Management Inc ("SBAM"), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

     On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Fund or their ability to perform their respective investment advisory services relating to the Fund.

     The SEC staff's recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM's worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

INDEPENDENT REGISTERED ACCOUNTING FIRM

_____________________, is the independent registered public accounting firm for the Fund and the Portfolio.


     The audited financial statements of the Fund (Statement of Assets and Liabilities for the period ended August 31, 2005, Statement of Operations for the period ended August 31, 2005, Statements of Changes in Net Assets for the period ended August 31, 2005, Financial Highlights for the period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), and of the Portfolio (Portfolio of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the period ended August 31, 2005, Statement of Changes in Net Assets for the period ended August 31, 2005, Financial Highlights for the period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of __________, as independent registered public accounting firm.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Citi Fund Management Inc. (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

     In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

     In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

     CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

     If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND



INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place Stamford, CT 06902


DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT

[ ---------- ]
[ ---------- ]
[ ---------- ]

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ---------- ]


LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

------------------------------------------

SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place Stamford, CT 06902
Call Your Citibank Private Banking Account Officer or Registered Representative


FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place Stamford, CT 06902


FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS: CITIBANK, N.A.
111 Wall Street New York, NY 10043
Call Your Account Manager


FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

ITEM 23.          EXHIBITS.

           +++  a(1)    Amended and Restated Declaration of Trust of the
                        Registrant

         +++++  a(2)    Certificate of Amendment to the Amended and Restated
                        Declaration of Trust of the Registrant

        ++++++  a(3)    Certificate of Amendment to the Amended and Restated
                        Declaration of Trust of the Registrant

       +++++++  a(4)    Certificate of Amendment to the Amended and Restated
                        Declaration of Trust of the Registrant

      ++++++++  a(5)    Certificate of Amendment to the Amended and Restated
                        Declaration of Trust of the Registrant

     +++++++++  a(6)    Certificate of Amendment to the Amended and Restated
                        Declaration of Trust of Registrant

           +++  b       Amended and Restated By-Laws of the Registrant

            ++  d(1)    Management Agreement between the Registrant, with
                        respect to Citi Institutional Cash Reserves, and Citi
                        Fund Management Inc., as investment manager

           +++  d(2)    Management Agreement between the Registrant, with
                        respect to Citi Institutional Liquid Reserves, Citi
                        Institutional U.S. Treasury Reserves and Citi
                        Institutional Tax Free Reserves, and Citi Fund
                        Management Inc., as Manager

       +++++++  (d)(3)  Management Agreement between Registrant, with respect to
                        Citi Institutional Enhanced Income Fund, and Citi Fund Management Inc., as Manager

            ++  e(1)    Distribution Agreement between the Registrant and
                        Citigroup Global Markets Inc. (formerly Salomon Smith
                        Barney Inc.), as distributor

      ++++++++  e(2)    Form of Letter Agreement amending Appendix A to
                        Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly known as Salomon
                        Smith Barney Inc.)

             *  g(1)    Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as custodian

           +++  g(2)    Amendment to Custodian Contract between the Registrant
                        and State Street, as Custodian

      ++++++++  h(1)    Form of Sub-Transfer Agency and Service Agreement
                        between the Registrant and State Street, as sub-transfer agent

         *****  h(2)    Transfer Agency Agreement with Citicorp Trust Bank, fsb
                        (formerly Citi Fiduciary Trust Company), as transfer agent

             +  h(3)    Letter Agreement adding the Funds to the Transfer Agency
                        Agreement with Citicorp Trust Bank, fsb (formerly Citi
                        Fiduciary Trust Company), as transfer agent

       +++++++  h(4)    Letter Agreement adding Citi Institutional Enhanced
                        Income Fund to Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb, as transfer agent

Filed herewith  h(5)    Retirement Plan of the Registrant

             *  i(1)    Opinion and consent of counsel

           ***  i(2)    Opinion and consent of counsel with respect to Citi
                        Institutional Cash Reserves

   To be filed  j       Consent of Independent Registered Public Accounting Firm
  by amendment

      ++++++++  m(1)    Service Plan of the Registrant with respect to Citi
                        Institutional U.S. Treasury Reserves and Citi
                        Institutional Tax Free Reserves

           +++  m(2)    Service Plan of the Registrant with respect to Class A
                        Shares of Citi Institutional Liquid Reserves

           +++  m(3)    Amended and Restated Service Plan of the Registrant with
                        respect to SVB Securities Liquid Reserves Shares
                        (formerly SVB Liquid Reserves Shares) of Citi
                        Institutional Liquid Reserves

          ++++  m(4)    Amended and Restated Service Plan of the Registrant with
                        respect to Class L shares of Citi Institutional Cash
                        Reserves

          ++++  m(5)    Service Plan of the Registrant with respect to Class I
                        shares of Citi Institutional Cash Reserves

          ++++  m(6)    Service Plan of the Registrant with respect to Class O
                        shares of Citi Institutional Cash Reserves

          ++++  m(7)    Amended and Restated Service Plan of the Registrant with
                        respect to Class S shares of Citi Institutional Cash
                        Reserves

          ++++  m(8)    Service Plan of the Registrant with respect to SVB
                        Institutional Liquid Reserves of Citi Institutional
                        Liquid Reserves

      ++++++++  m(9)    Service Plan of the Registrant with respect to SVB
                        Securities Horizon Shares (formerly SVB Late Day Liquid
                        Reserves Shares) of Citi Institutional Cash Reserves

      ++++++++  m(10)   Service Plan of the Registrant with respect to SVB
                        Securities Institutional U.S. Treasury Reserves Shares of Citi Institutional U.S. Treasury Reserves

       +++++++  m(11)   Service Plan of the Registrant with respect to Class I
                        Shares of Citi Institutional Enhanced Income Fund

       +++++++  m(12)   Service Plan of the Registrant with respect to Class Y
                        Shares of Citi Institutional Enhanced Income Fund

       +++++++  m(13)   Service Plan of the Registrant with respect to SVB
                        Securities Enhanced Income Shares of Citi Institutional
                        Enhanced Income Fund

     +++++++++  o(1)    Amended and Restated Multiple Class Plan with respect to
                        Citi Institutional Liquid Reserves

     +++++++++  o(2)    Amended and Restated Multiple Class Plan with respect to
                        Citi Institutional Cash Reserves

     +++++++++  o(3)    Amended and Restated Multiple Class Plan with respect to
                        Citi Institutional U.S. Treasury Reserves

     +++++++++  o(4)    Amended and Restated Multiple Class Plan with respect to
                        Citi Institutional Enhanced Income Fund

     +++++++++  p(1)    Revised Code of Ethics of the Registrant, Citi Fund
                        Management Inc. and Smith Barney Fund Management LLC

           +++  p(2)    Code of Ethics of Citigroup Global Markets Inc.
                        (formerly Salomon Smith Barney Inc.)

         +++++  q(1)    Powers of Attorney for the trustees of the Registrant
                        U.S. Treasury Portfolio, Cash Reserves Portfolio, Tax
                        Free Reserves Portfolio and Institutional Portfolio

         +++++  q(2)    Powers of Attorney for certain officers of the
  and ++++++++          Registrant

         +++++  q(3)    Powers of Attorney for certain officers of Cash Reserves
  and ++++++++          Portfolio


         +++++  q(4)    Powers of Attorney for certain officers of U.S. Treasury
  and ++++++++          Reserves Portfolio

         +++++  q(5)    Powers of Attorney for certain officers of Tax Free
  and ++++++++          Reserves Portfolio

         +++++  q(6)    Powers of Attorney for certain offices of Institutional
  and ++++++++          Portfolio

             * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

            ** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 14, 1996.

           *** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

          **** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1999 and Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1999.

         ***** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 1, 2000.

             + Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 29, 2000.

            ++ Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on April 24, 2001.

           +++ Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 18, 2001.

          ++++ Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 21, 2001 and Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 21, 2001.

         +++++ Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 23, 2002.

        ++++++ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on February 7, 2003.

       +++++++ Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 30, 2003.

      ++++++++ Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 24, 2003.

     +++++++++  Incorporated herein by reference to Post-Effective Amendment No.
                28 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2004.


ITEM 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
                Not applicable.

ITEM 25.        INDEMNIFICATION.

        Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

        The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Manager-Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which in turn is an indirect wholly-owned subsidiary of Citigroup Inc.

        Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

ITEM 27.        PRINCIPAL UNDERWRITERS.

        (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon

Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

        CGMI is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

        (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

        (c)     Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

        NAME                                            ADDRESS

        Citigroup Global Markets Inc.                   388 Greenwich Street
        (formerly, Salomon Smith Barney Inc.)           New York, NY 10013
        (distributor)

        State Street Bank and Trust Company             225 Franklin Street
        (sub-transfer agent and custodian)              Boston, MA 02110

        Citicorp Trust Bank, fsb                        125 Broad Street
        (transfer agent)                                New York, NY 10004

        Citi Fund Management Inc.                       100 First Stamford Place
        (investment adviser)                            Stamford, CT 06902


ITEM 29. MANAGEMENT SERVICES.  Not applicable.

ITEM 30. UNDERTAKINGS.  Not applicable.

Exhibit Index

h(5)    Retirement Plan of the Registrant

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 1st day of November, 2005.

                                        CITIFUNDS INSTITUTIONAL TRUST

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on November 1, 2005.

SIGNATURE                                              TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
       Executed by Rosemary D. Emmens on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 1st day of November, 2005.

                                        LIQUID RESERVES PORTFOLIO

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on November 1, 2005.

SIGNATURE                                                    TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.

                                   SIGNATURES

        U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 1st day of November, 2005.

                                        U.S. TREASURY RESERVES PORTFOLIO

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on November 1, 2005.

SIGNATURE                                               TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.

                                   SIGNATURES

        Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registrat ion Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 1st day of November, 2005.

                                        TAX FREE RESERVES PORTFOLIO

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on November 1, 2005.

SIGNATURE                                              TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.

                                   SIGNATURES

        Institutional Portfolio, on behalf of its series, Prime Cash Reserves Portfolio and Institutional Enhanced Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 1st day of November, 2005.

                                INSTITUTIONAL PORTFOLIO, on behalf of its series, Prime Cash Reserves Portfolio and Institutional Enhanced Portfolio.



                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on November 1, 2005.

SIGNATURE                                                    TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.